UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09160

ALLIANCEBERNSTEIN HIGH INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: October 31, 2012

Date of reporting period: July 31, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein High Income Fund

Portfolio of Investments

July 31, 2012 (unaudited)

	Principal Amount (000)		U.S. $ Value
CORPORATES - NON-INVESTMENT GRADES - 48.7%
Industrial - 41.8%
Basic - 2.8%
AK Steel Corp.
7.625%, 5/15/20	U.S. $	3,535	$2,987,075
Aleris International, Inc.
7.625%, 2/15/18		7,666	7,972,640
Appleton Papers, Inc.
10.50%, 6/15/15(a)		2,150	2,295,125
Arch Coal, Inc.
7.00%, 6/15/19(b)		3,500	3,053,750
7.25%, 6/15/21(b)		4,402	3,807,730
8.75%, 8/01/16(b)		1,675	1,637,313
Calcipar SA
6.875%, 5/01/18(a)		1,301	1,278,233
Celanese US Holdings LLC
6.625%, 10/15/18		644	705,180
Commercial Metals Co.
6.50%, 7/15/17		3,844	3,944,905
7.35%, 8/15/18		2,644	2,753,065
Consol Energy, Inc.
8.00%, 4/01/17		2,000	2,115,000
8.25%, 4/01/20		3,000	3,187,500
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC
4.967%, 11/15/14(c)		1,390	1,320,500
Huntsman International LLC
8.625%, 3/15/21(b)		3,900	4,485,000
Ineos Finance PLC
8.375%, 2/15/19(a)		3,500	3,622,500
INEOS Group Holdings SA
8.50%, 2/15/16(a) (b)		9,341	8,453,605
James River Coal Co.
7.875%, 4/01/19(b)		600	303,000
JMC Steel Group
8.25%, 3/15/18(a)		4,898	4,910,245
LyondellBasell Industries NV
6.00%, 11/15/21		2,070	2,380,500
MacDermid, Inc.
9.50%, 4/15/17(a)		3,315	3,455,887
Momentive Performance Materials, Inc.
11.50%, 12/01/16		3,400	2,337,500
NewPage Corp.
10.00%, 5/01/12(d)		1,120	56,000
Norske Skogindustrier ASA
7.00%, 6/26/17	EUR	1,720	1,195,703
Nova Chemicals Corp.
8.625%, 11/01/19	U.S. $	2,383	2,728,535
Orion Engineered Carbons Bondco GmbH
9.625%, 6/15/18(a)		2,183	2,286,693
Peabody Energy Corp.
6.00%, 11/15/18(a)		1,625	1,625,000
6.25%, 11/15/21(a) (b)		7,901	7,802,237
7.875%, 11/01/26		50	51,750

	Principal Amount (000)		U.S. $ Value
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. II
8.375%, 6/01/20(a)	U.S.$	6,500	$ 6,565,000
Polypore International, Inc.
7.50%, 11/15/17		1,635	1,749,450
Rain CII Carbon LLC/CII Carbon Corp.
8.00%, 12/01/18(a)		2,500	2,531,250
Sappi Papier Holding GmbH
7.75%, 7/15/17(a)		2,084	2,136,100
Smurfit Kappa Acquisitions
7.75%, 11/15/19(a)	EUR	3,440	4,592,345
Solutia, Inc.
7.875%, 3/15/20	U.S.$	2,115	2,500,987
Steel Dynamics, Inc.
6.75%, 4/01/15		675	687,656
7.625%, 3/15/20		2,500	2,693,750
7.75%, 4/15/16		1,910	1,984,013
TPC Group LLC
8.25%, 10/01/17		5,374	5,817,355
United States Steel Corp.
6.65%, 6/01/37		4,037	3,269,970
Usiminas Commercial Ltd.
7.25%, 1/18/18(a)		2,441	2,611,870
Verso Paper Holdings LLC/Verso Paper, Inc.
8.75%, 2/01/19		1,726	681,770
Westvaco Corp.
8.20%, 1/15/30		2,940	3,540,183
Weyerhaeuser Co.
7.375%, 3/15/32		3,308	3,883,188
8.50%, 1/15/25		1,000	1,238,023

			129,235,081

Capital Goods - 5.4%
Alliant Techsystems, Inc.
6.875%, 9/15/20		2,120	2,279,000
Ardagh Glass Finance PLC
8.75%, 2/01/20(a)	EUR	2,144	2,585,218
Ardagh Packaging Finance PLC
7.375%, 10/15/17(a)	U.S.$	2,350	2,520,375
9.125%, 10/15/20(a) (b)		2,500	2,625,000
9.25%, 10/15/20(a)	EUR	1,198	1,485,074
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc.
7.375%, 10/15/17(a)		5,500	7,105,560
BE Aerospace, Inc.
5.25%, 4/01/22	U.S.$	3,698	3,882,900
6.875%, 10/01/20		2,480	2,752,800
Berry Plastics Corp.
9.75%, 1/15/21		5,000	5,600,000
10.25%, 3/01/16		302	311,815
Bombardier, Inc.
5.75%, 3/15/22(a)		5,800	5,829,000
7.45%, 5/01/34(a)		1,105	1,113,288
7.75%, 3/15/20(a)		2,558	2,874,552

	Principal Amount (000)		U.S. $ Value
Building Materials Corp. of America
6.75%, 5/01/21(a)	U.S.$	3,500	$3,823,750
6.875%, 8/15/18(a)		1,540	1,659,350
7.00%, 2/15/20(a)		985	1,073,650
7.50%, 3/15/20(a)		1,898	2,087,800
Cemex Espana Luxembourg
9.875%, 4/30/19(a)		8,866	8,223,215
Cemex Finance LLC
9.50%, 12/14/16(a)		4,839	4,802,707
Clean Harbors, Inc.
5.25%, 8/01/20(a)		800	825,000
Clondalkin Industries BV
8.00%, 3/15/14(a)	EUR	3,449	3,479,793
CNH America LLC
7.25%, 1/15/16	U.S.$	997	1,106,670
CNH Capital LLC
6.25%, 11/01/16(a)		1,425	1,535,438
Crown European Holdings SA
7.125%, 8/15/18(a)	EUR	1,295	1,740,914
Graphic Packaging International, Inc.
7.875%, 10/01/18	U.S.$	2,000	2,220,000
9.50%, 6/15/17		480	529,800
Griffon Corp.
7.125%, 4/01/18		1,604	1,676,180
Grohe Holding GmbH
8.625%, 10/01/14(a) (b)	EUR	2,720	3,413,990
HD Supply, Inc.
8.125%, 4/15/19(a)	U.S.$	6,997	7,626,730
11.00%, 4/15/20(a)		7,834	8,539,060
HeidelbergCement Finance BV
8.50%, 10/31/19	EUR	2,420	3,457,701
Huntington Ingalls Industries, Inc.
6.875%, 3/15/18	U.S.$	1,511	1,609,215
7.125%, 3/15/21		2,186	2,347,217
Isabelle Acquisition Sub, Inc.
10.00%, 11/15/18(a)		5,887	6,093,045
KUKA AG
8.75%, 11/15/17(a)	EUR	2,358	3,147,892
Lafarge SA
7.125%, 7/15/36	U.S.$	2,640	2,620,200
Manitowoc Co., Inc. (The)
8.50%, 11/01/20		5,474	5,966,660
9.50%, 2/15/18		216	238,140
Masco Corp.
5.95%, 3/15/22		5,800	6,062,989
6.125%, 10/03/16		2,315	2,488,417
Nordenia Holdings AG
9.75%, 7/15/17	EUR	1,652	2,327,351
Nortek, Inc.
8.50%, 4/15/21	U.S.$	6,025	6,205,750
Obrascon Huarte Lain SA
7.375%, 4/28/15	EUR	2,550	3,223,802
OI European Group BV
6.75%, 9/15/20(a)		1,500	1,993,248

	Principal Amount (000)		U.S. $ Value
6.875%, 3/31/17(a)	EUR	1,000	$1,276,540
Plastipak Holdings, Inc.
8.50%, 12/15/15(a)	U.S.$	3,733	3,854,322
Ply Gem Industries, Inc.
8.25%, 2/15/18(b)		3,350	3,475,625
Polymer Group, Inc.
7.75%, 2/01/19		9,800	10,535,000
RBS Global, Inc./Rexnord LLC
8.50%, 5/01/18		3,000	3,307,500
Rearden G Holdings EINS GmbH
7.875%, 3/30/20(a)		3,770	4,057,651
Rexam PLC
6.75%, 6/29/67	EUR	2,660	3,132,524
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
7.125%, 4/15/19	U.S.$	712	756,500
7.875%, 8/15/19		4,653	5,129,932
8.50%, 5/15/18		4,050	4,080,375
9.00%, 4/15/19		2,638	2,684,165
9.875%, 8/15/19		6,304	6,682,240
RSC Equipment Rental, Inc./RSC Holdings III LLC
8.25%, 2/01/21		4,500	4,882,500
10.25%, 11/15/19		2,000	2,255,000
Sealed Air Corp.
6.875%, 7/15/33(a)		8,059	7,776,935
8.125%, 9/15/19(a)		3,870	4,344,075
8.375%, 9/15/21(a)		1,773	2,021,220
Sequa Corp.
11.75%, 12/01/15(a)		5,545	5,829,181
SRA International, Inc.
11.00%, 10/01/19		5,184	5,209,920
Summit Materials LLC/Summit Materials Finance Corp.
10.50%, 1/31/20(a)		2,720	2,978,400
Textron Financial Corp.
6.00%, 2/15/67(a)		125	98,750
TransDigm, Inc.
7.75%, 12/15/18		6,670	7,437,050
UR Financing Escrow Corp.
7.625%, 4/15/22(a)		4,820	5,127,275
UR Merger Sub Corp.
8.375%, 9/15/20(b)		5,710	6,052,600
10.875%, 6/15/16		1,000	1,125,000
USG Corp.
6.30%, 11/15/16		1,910	1,859,863
Wienerberger AG
6.50%, 2/09/17	EUR	2,900	2,729,642

			251,810,041

Communications - Media - 4.4%
Allbritton Communications Co.
8.00%, 5/15/18	U.S.$	8,115	8,622,187
Cablevision Systems Corp.
8.00%, 4/15/20		7,827	8,668,402

	Principal Amount (000)		U.S. $ Value
CCO Holdings LLC/CCO Holdings Capital Corp.
6.50%, 4/30/21	U.S.$	2,070	$2,240,775
7.00%, 1/15/19		2,000	2,195,000
7.25%, 10/30/17		2,250	2,472,188
7.375%, 6/01/20		3,780	4,195,800
Cengage Learning Acquisitions, Inc.
11.50%, 4/15/20(a)		7,788	8,118,990
Cequel Communications Holdings I LLC and Cequel Capital Corp.
8.625%, 11/15/17(a)		8,615	9,282,662
Clear Channel Communications, Inc.
5.75%, 1/15/13		2,388	2,364,120
9.00%, 3/01/21		7,716	6,442,860
10.75%, 8/01/16(b)		3,104	1,800,320
Clear Channel Worldwide Holdings, Inc.
7.625%, 3/15/20(a)		6,615	6,333,862
9.25%, 12/15/17		65	69,875
Series A
7.625%, 3/15/20(a)		885	829,688
Series B
9.25%, 12/15/17		4,258	4,598,640
Crown Media Holdings, Inc.
10.50%, 7/15/19		8,628	9,339,810
Cumulus Media Holdings, Inc.
7.75%, 5/01/19(b)		3,988	3,868,360
Dex One Corp.
14.00%, 1/29/17(e)		4,190	984,662
DISH DBS Corp.
4.625%, 7/15/17(a)		4,000	4,060,000
6.75%, 6/01/21		1,500	1,640,625
7.125%, 2/01/16		1,250	1,379,688
Houghton Mifflin Harcourt Publishers, Inc./Houghton Mifflin Harcourt Publishing
10.50%, 6/01/19(a) (d)		2,400	1,272,000
Hughes Satellite Systems Corp.
7.625%, 6/15/21		5,725	6,326,125
Intelsat Jackson Holdings SA
7.25%, 10/15/20		4,125	4,403,437
7.25%, 10/15/20(a)		3,500	3,718,750
7.50%, 4/01/21		1,965	2,102,550
11.25%, 6/15/16		1,411	1,485,078
Intelsat Luxembourg SA
11.25%, 2/04/17		4,200	4,368,000
11.50%, 2/04/17(e)		1,750	1,820,000
Lamar Media Corp.
5.875%, 2/01/22(a)		4,000	4,220,000
6.625%, 8/15/15		3,941	3,990,262
7.875%, 4/15/18		1,000	1,110,000
Liberty Interactive LLC
5.70%, 5/15/13		1,145	1,173,625
LIN Television Corp.
8.375%, 4/15/18(b)		2,750	2,853,125
Local TV Finance LLC
9.25%, 6/15/15(a) (e)		3,360	3,427,200

	Principal Amount (000)		U.S. $ Value
McClatchy Co. (The)
11.50%, 2/15/17	U.S.$	3,600	$3,816,000
Mediacom LLC/Mediacom Capital Corp.
7.25%, 2/15/22		965	1,003,600
9.125%, 8/15/19		1,800	1,989,000
New York Times Co. (The)
6.625%, 12/15/16		2,200	2,299,000
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc.
8.875%, 4/15/17		2,021	2,142,260
Numericable Finance & Co., SCA
12.375%, 2/15/19(a) (b)	EUR	2,700	3,288,859
Quebecor Media, Inc.
7.75%, 3/15/16	U.S.$	3,530	3,631,488
RR Donnelley & Sons Co.
7.25%, 5/15/18		4,801	4,752,990
8.25%, 3/15/19		3,000	3,022,500
Sinclair Television Group, Inc.
8.375%, 10/15/18(b)		1,710	1,863,900
9.25%, 11/01/17(a)		3,430	3,807,300
Sirius XM Radio, Inc.
8.75%, 4/01/15(a)		3,500	3,972,500
Technicolor SA
5.75%, 9/25/15(d) (f)	EUR	925	1,138
Townsquare Radio LLC/Townsquare Radio, Inc.
9.00%, 4/01/19(a)	U.S.$	3,021	3,194,708
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
7.50%, 3/15/19(a)		1,029	1,106,175
7.50%, 3/15/19(a)	EUR	1,263	1,631,695
Univision Communications, Inc.
6.875%, 5/15/19(a)	U.S.$	7,395	7,635,337
7.875%, 11/01/20(a)		3,015	3,248,663
8.50%, 5/15/21(a)		5,600	5,656,000
UPC Holding BV
8.375%, 8/15/20(a)	EUR	3,000	3,940,356
UPCB Finance III Ltd.
6.625%, 7/01/20(a)	U.S.$	2,615	2,713,063
UPCB Finance Ltd.
7.625%, 1/15/20(a)	EUR	1,600	2,116,288
UPCB Financing VI Ltd.
6.875%, 1/15/22(a)	U.S.$	1,700	1,768,000
Valassis Communications, Inc.
6.625%, 2/01/21		1,325	1,325,000
Virgin Media Finance PLC
8.375%, 10/15/19		4,650	5,260,312
XM Satellite Radio, Inc.
7.625%, 11/01/18(a)		1,345	1,452,600

			208,417,398

Communications - Telecommunications - 2.9%
Cincinnati Bell, Inc.
8.25%, 10/15/17		1,001	1,058,558

	Principal Amount (000)		U.S. $ Value
8.375%, 10/15/20	U.S.$	1,000	$1,042,500
8.75%, 3/15/18		4,650	4,545,375
Cricket Communications, Inc.
7.75%, 10/15/20(b)		3,770	3,600,350
Crown Castle International Corp.
7.125%, 11/01/19		2,500	2,743,750
Data & Audio Visual Enterprises Wireless, Inc.
9.50%, 4/29/18	CAD	2,500	2,335,351
eAccess Ltd.
8.25%, 4/01/18(a)	U.S.$	3,648	3,365,280
Fairpoint Communications, Inc./Old Series 1
13.125%, 4/02/18(d)		1,048	10,482
Frontier Communications Corp.
6.25%, 1/15/13		1,222	1,246,440
8.125%, 10/01/18		1,600	1,744,000
8.50%, 4/15/20		1,650	1,786,125
9.00%, 8/15/31		1,600	1,576,000
Level 3 Communications, Inc.
8.875%, 6/01/19(a)		3,207	3,263,122
Level 3 Financing, Inc.
8.625%, 7/15/20		3,465	3,716,212
8.75%, 2/15/17		3,220	3,360,875
9.375%, 4/01/19		4,135	4,527,825
10.00%, 2/01/18		2,200	2,403,500
MetroPCS Wireless, Inc.
6.625%, 11/15/20		6,311	6,374,110
7.875%, 9/01/18		3,000	3,180,000
MTS International Funding Ltd.
8.625%, 6/22/20(a)		4,400	5,107,960
Nextel Communications, Inc. Series C
5.95%, 3/15/14		3,500	3,508,750
NII Capital Corp.
7.625%, 4/01/21		6,361	4,866,165
PAETEC Holding Corp.
9.875%, 12/01/18		2,675	3,016,063
Phones4u Finance PLC
9.50%, 4/01/18(a)	GBP	4,000	5,801,045
Portugal Telecom International Finance BV
5.625%, 2/08/16	EUR	6,700	8,037,538
SBA Telecommunications, Inc.
5.75%, 7/15/20(a)	U.S.$	2,174	2,288,135
Sprint Capital Corp.
6.875%, 11/15/28		4,250	3,803,750
Sunrise Communications Holdings SA
8.50%, 12/31/18(a)	EUR	2,500	3,322,080
Sunrise Communications International SA
7.00%, 12/31/17(a)		800	1,053,222
Telenet Finance III Luxembourg SCA
6.625%, 2/15/21(a)		5,000	6,382,700
Telenet Finance Luxembourg SCA
6.375%, 11/15/20(a)		2,500	3,183,660

	Principal Amount (000)		U.S. $ Value
tw telecom holdings, Inc.
8.00%, 3/01/18	U.S.$	4,824	$5,390,820
Wind Acquisition Finance SA
7.25%, 2/15/18(a)		2,931	2,593,935
11.75%, 7/15/17(a)		9,800	8,134,000
Windstream Corp.
7.50%, 6/01/22-4/01/23		7,575	7,907,125
7.75%, 10/15/20-10/01/21		4,580	4,891,600
8.125%, 8/01/13-9/01/18		3,652	3,877,957

			135,046,360

Consumer Cyclical - Automotive - 1.5%
Affinia Group, Inc.
9.00%, 11/30/14		4,100	4,166,625
Allison Transmission, Inc.
7.125%, 5/15/19(a)		5,699	5,991,074
American Axle & Manufacturing Holdings, Inc.
9.25%, 1/15/17(a)		2,876	3,217,525
Commercial Vehicle Group, Inc.
7.875%, 4/15/19		4,600	4,640,250
Cooper Tire & Rubber Co.
8.00%, 12/15/19		3,000	3,213,750
Dana Holding Corp.
6.50%, 2/15/19		675	716,344
6.75%, 2/15/21		638	686,648
Delphi Corp.
5.875%, 5/15/19		1,278	1,362,667
6.125%, 5/15/21		957	1,044,326
Exide Technologies
8.625%, 2/01/18(b)		3,497	2,780,115
General Motors Financial Co., Inc.
6.75%, 6/01/18		1,640	1,805,594
Goodyear Dunlop Tires Europe BV
6.75%, 4/15/19(a)	EUR	2,100	2,648,436
Goodyear Tire & Rubber Co. (The)
7.00%, 5/15/22(b)	U.S.$	8,323	8,499,864
7.00%, 3/15/28		700	681,625
8.75%, 8/15/20		2,679	2,940,202
Lear Corp.
7.875%, 3/15/18		1,500	1,640,625
8.125%, 3/15/20		2,000	2,252,500
Navistar International Corp.
8.25%, 11/01/21		8,386	7,861,875
Schaeffler Finance BV
8.50%, 2/15/19(a)		5,140	5,538,350
Tenneco, Inc.
6.875%, 12/15/20		3,700	3,991,375
7.75%, 8/15/18		1,143	1,235,869
UCI International, Inc.
8.625%, 2/15/19		2,685	2,735,344

			69,650,983

Consumer Cyclical - Entertainment - 0.6%
AMC Entertainment, Inc.
8.00%, 3/01/14		733	734,832

	Principal Amount (000)		U.S. $ Value
8.75%, 6/01/19	U.S.$	4,479	$4,859,715
9.75%, 12/01/20		3,040	3,298,400
ClubCorp Club Operations, Inc.
10.00%, 12/01/18		3,500	3,736,250
Greektown Holdings LLC
10.75%, 12/01/13(f) (g) (h)		715	0
Liberty Interactive LLC
3.75%, 2/15/30		2,357	1,328,759
NAI Entertainment Holdings LLC
8.25%, 12/15/17(a)		4,174	4,643,575
Pinnacle Entertainment, Inc.
7.75%, 4/01/22		865	925,550
8.625%, 8/01/17		260	283,400
8.75%, 5/15/20		271	294,713
Regal Entertainment Group
9.125%, 8/15/18(b)		5,805	6,516,112

			26,621,306

Consumer Cyclical - Other - 3.5%
Beazer Homes USA, Inc.
6.875%, 7/15/15		1,000	997,500
12.00%, 10/15/17		1,860	2,006,475
Boyd Gaming Corp.
6.75%, 4/15/14(b)		925	923,844
Broder Brothers Co.
12.00%, 10/15/13(a) (e)		331	330,309
Caesars Entertainment Operating Co., Inc.
10.00%, 12/15/18		1,935	1,252,913
11.25%, 6/01/17		1,350	1,461,375
Chester Downs & Marina LLC
9.25%, 2/01/20(a)		3,222	3,326,715
Choice Hotels International, Inc.
5.75%, 7/01/22		517	550,605
CityCenter Holdings LLC/CityCenter Finance Corp.
7.625%, 1/15/16		6,666	7,024,297
7.625%, 1/15/16(a)		3,241	3,407,101
DR Horton, Inc.
4.75%, 5/15/17		2,000	2,090,000
6.50%, 4/15/16		1,000	1,097,500
GWR Operating Partnership LLP
10.875%, 4/01/17		3,500	3,955,000
Host Hotels & Resorts LP
5.25%, 3/15/22(a)		4,000	4,235,000
9.00%, 5/15/17		1,000	1,102,500
Series Q
6.75%, 6/01/16		2,558	2,628,345
Isle of Capri Casinos, Inc.
7.00%, 3/01/14(b)		3,570	3,574,462
7.75%, 3/15/19		2,950	3,071,687
8.875%, 6/15/20(a)		6,076	6,106,380
K Hovnanian Enterprises, Inc.
10.625%, 10/15/16(b)		5,380	5,595,200
KB Home
5.875%, 1/15/15(b)		469	476,035

	Principal Amount (000)		U.S. $ Value
7.25%, 6/15/18	U.S.$	1,000	$1,025,000
9.10%, 9/15/17		2,300	2,495,500
Lennar Corp.
6.95%, 6/01/18		2,780	3,044,100
Series B
6.50%, 4/15/16		3,200	3,416,000
M/I Homes, Inc.
8.625%, 11/15/18		5,325	5,671,125
Marina District Finance Co., Inc.
9.50%, 10/15/15(b)		2,700	2,622,375
9.875%, 8/15/18(b)		5,220	4,880,700
Meritage Homes Corp.
7.00%, 4/01/22(a)		2,749	2,858,960
7.15%, 4/15/20		2,500	2,637,500
MGM Resorts International
6.625%, 7/15/15(b)		2,000	2,067,500
7.625%, 1/15/17		4,965	5,082,919
7.75%, 3/15/22		2,100	2,105,250
NCL Corp. Ltd.
9.50%, 11/15/18		6,940	7,599,300
NCL Corp., Ltd.
11.75%, 11/15/16		3,850	4,437,125
Penn National Gaming, Inc.
8.75%, 8/15/19		2,775	3,069,844
Pulte Group, Inc.
7.875%, 6/15/32		2,600	2,600,000
PVH Corp.
7.375%, 5/15/20		2,340	2,606,175
Quiksilver, Inc.
6.875%, 4/15/15(b)		5,000	4,700,000
Royal Caribbean Cruises Ltd.
7.25%, 6/15/16-3/15/18		3,850	4,251,750
7.50%, 10/15/27(b)		3,000	3,041,250
Ryland Group, Inc. (The)
6.625%, 5/01/20		4,500	4,691,250
Shea Homes LP/Shea Homes Funding Corp.
8.625%, 5/15/19		6,386	6,944,775
Standard Pacific Corp.
8.375%, 5/15/18		3,250	3,623,750
10.75%, 9/15/16		1,667	2,004,568
Station Casinos, Inc.
6.625%, 3/15/18(d) (f) (h)		1,755	0
6.88%, 3/01/16(d) (f) (h)		1,500	0
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.
8.625%, 4/15/16(a)		2,016	2,121,840
Taylor Morrison Communities, Inc./Monarch Communities Inc
7.75%, 4/15/20(a)		5,568	5,916,000
Toll Brothers Finance Corp.
5.15%, 5/15/15		1,900	2,013,960
Tropicana Entertainment LLC/Tropicana Finance Corp.
9.625%, 12/15/14(d) (f)		750	0

	Principal Amount (000)		U.S. $ Value
WCI Communities, Inc.
6.625%, 3/15/15(d) (f) (h)	U.S.$	750	$0
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
7.75%, 8/15/20		10,400	11,544,000

			164,285,759

Consumer Cyclical - Restaurants - 0.3%
Burger King Corp.
9.875%, 10/15/18		4,666	5,348,402
CKE Restaurants, Inc.
11.375%, 7/15/18(b)		6,981	8,019,424

			13,367,826

Consumer Cyclical - Retailers - 1.6%
Asbury Automotive Group, Inc.
8.375%, 11/15/20		1,555	1,698,838
AutoNation, Inc.
6.75%, 4/15/18		349	387,826
Burlington Coat Factory Warehouse Corp.
10.00%, 2/15/19(b)		3,601	3,821,561
Dollar General Corp.
4.125%, 7/15/17		2,743	2,845,863
Gymboree Corp.
9.125%, 12/01/18		9,300	8,683,875
J Crew Group, Inc.
8.125%, 3/01/19		6,994	7,195,077
JC Penney Corp., Inc.
6.375%, 10/15/36		3,250	2,344,063
7.40%, 4/01/37		6,205	4,894,194
Limited Brands, Inc.
5.25%, 11/01/14		3,194	3,365,677
5.625%, 2/15/22		1,967	2,060,433
6.625%, 4/01/21		1,000	1,111,250
6.90%, 7/15/17		2,401	2,710,129
Michaels Stores, Inc.
7.75%, 11/01/18		9,270	9,930,487
11.375%, 11/01/16		1,000	1,058,760
Neiman Marcus Group, Inc. (The)
10.375%, 10/15/15		500	517,505
Penske Automotive Group, Inc.
7.75%, 12/15/16		1,250	1,293,750
Rite Aid Corp.
6.875%, 8/15/13		470	480,575
8.00%, 8/15/20		2,300	2,590,375
9.50%, 6/15/17(b)		1,500	1,535,625
10.25%, 10/15/19		3,074	3,465,935
Sally Holdings LLC/Sally Capital, Inc.
5.75%, 6/01/22		6,406	6,846,412
Toys R US - Delaware, Inc.
7.375%, 9/01/16(a)		3,312	3,303,720
Toys R US, Inc.
7.375%, 10/15/18		4,900	4,361,000

			76,502,930

	Principal Amount (000)		U.S. $ Value
Consumer Non-Cyclical - 7.0%
Alere, Inc.
8.625%, 10/01/18	U.S.$	9,935	$10,183,375
AMGH Merger Sub, Inc.
9.25%, 11/01/18(a)		7,765	8,347,375
ARAMARK Corp.
8.50%, 2/01/15		5,942	6,083,182
Aurora Diagnostics Holdings/Aurora Diagnostics Financing, Inc.
10.75%, 1/15/18		3,750	3,759,375
Bausch & Lomb, Inc.
9.875%, 11/01/15		4,855	5,067,406
Biomet, Inc.
6.50%, 8/01/20(a)		4,667	4,807,010
11.625%, 10/15/17		5,550	5,973,187
Boparan Finance PLC
9.875%, 4/30/18(a)	GBP	3,500	5,652,099
Capsugel FinanceCo SCA
9.875%, 8/01/19(a) (b)	EUR	4,550	6,214,135
Care UK Health & Social Care PLC
9.75%, 8/01/17	GBP	2,900	4,683,168
9.75%, 8/01/17(a)		4,800	7,751,450
Catalent Pharma Solutions, Inc.
9.50%, 4/15/15(e)	U.S.$	4,495	4,602,188
CHS/Community Health Systems, Inc.
7.125%, 7/15/20		2,159	2,261,553
8.00%, 11/15/19		1,829	1,979,893
Constellation Brands, Inc.
6.00%, 5/01/22		3,899	4,303,521
ConvaTec Healthcare E SA
10.50%, 12/15/18(a)		4,978	5,146,007
Cott Beverages, Inc.
8.125%, 9/01/18		1,390	1,525,525
8.375%, 11/15/17		1,400	1,526,000
Del Monte Corp.
7.625%, 2/15/19		12,970	12,872,725
DJO Finance LLC/DJO Finance Corp.
10.875%, 11/15/14		2,673	2,786,602
Dole Food Co., Inc.
8.00%, 10/01/16(a)		4,350	4,545,750
Elan Finance PLC/Elan Finance Corp.
8.75%, 10/15/16		5,300	5,763,750
Elizabeth Arden, Inc.
7.375%, 3/15/21		4,400	4,840,000
Emergency Medical Services Corp.
8.125%, 6/01/19		9,169	9,753,524
Endo Health Solutions, Inc.
7.00%, 7/15/19		1,160	1,281,800
7.25%, 1/15/22		3,555	3,937,162
Grifols, Inc.
8.25%, 2/01/18		3,575	3,914,625
HCA Holdings, Inc.
7.75%, 5/15/21(b)		4,500	4,899,375
HCA, Inc.
5.875%, 3/15/22		2,450	2,636,813

	Principal Amount (000)		U.S. $ Value
6.50%, 2/15/16-2/15/20	U.S.$	3,482	$3,871,585
Healthsouth Corp.
7.75%, 9/15/22		435	473,063
8.125%, 2/15/20		1,455	1,609,594
IASIS Healthcare LLC/IASIS Capital Corp.
8.375%, 5/15/19		9,500	9,310,000
Jarden Corp.
7.50%, 1/15/20		3,984	4,397,340
JBS Finance II Ltd.
8.25%, 1/29/18(a) (b)		4,750	4,731,950
JBS USA LLC/JBS USA Finance, Inc.
7.25%, 6/01/21(a)		2,220	2,109,000
8.25%, 2/01/20(a)		3,048	3,009,900
Kindred Healthcare, Inc.
8.25%, 6/01/19		11,130	10,573,500
Kinetic Concepts, Inc./KCI USA, Inc.
10.50%, 11/01/18(a)		9,500	10,046,250
LifePoint Hospitals, Inc.
6.625%, 10/01/20		2,150	2,309,906
Mead Products LLC/ACCO Brands Corp.
6.75%, 4/30/20(a)		3,022	3,248,650
Minerva Luxembourg SA
12.25%, 2/10/22(a) (b)		2,209	2,347,063
Minerva Overseas II Ltd.
10.875%, 11/15/19(a)		1,658	1,699,450
Mylan Inc./PA
7.625%, 7/15/17(a)		330	368,155
7.875%, 7/15/20(a)		335	380,644
New Albertsons, Inc.
7.45%, 8/01/29		4,110	2,373,525
8.00%, 5/01/31		3,100	1,770,875
PC Merger Sub, Inc.
8.875%, 8/01/20(a)		8,041	8,322,435
Pharmaceutical Product Development, Inc.
9.50%, 12/01/19(a)		7,556	8,396,605
Picard Bondco SA
9.00%, 10/01/18(a)	EUR	2,300	3,056,314
Pilgrim’s Pride Corp.
7.875%, 12/15/18(b)	U.S.$	4,054	3,770,220
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.
8.25%, 9/01/17		2,500	2,671,875
Post Holdings, Inc.
7.375%, 2/15/22(a)		5,998	6,252,915
Priory Group No 3 PLC
7.00%, 2/15/18(a)	GBP	4,000	6,224,364
R&R Ice Cream PLC
8.375%, 11/15/17(a)	EUR	3,450	4,308,553
Rivers Pittsburgh Borrower LP
9.50%, 6/15/19(a)	U.S.$	2,439	2,545,706
Select Medical Corp.
7.625%, 2/01/15		2,554	2,579,540

	Principal Amount (000)		U.S. $ Value
Select Medical Holdings Corp.
6.494%, 9/15/15(c)	U.S.$	2,900	$2,849,250
Smithfield Foods, Inc.
6.625%, 8/15/22		2,500	2,593,750
7.75%, 7/01/17		5,250	5,827,500
Spectrum Brands, Inc.
6.75%, 3/15/20(a) (b)		3,475	3,631,375
Stater Bros Holdings, Inc.
7.375%, 11/15/18(b)		4,060	4,374,650
STHI Holding Corp.
8.00%, 3/15/18(a)		930	985,800
Tenet Healthcare Corp.
6.25%, 11/01/18		2,291	2,471,416
6.875%, 11/15/31		4,000	3,460,000
8.00%, 8/01/20		2,000	2,100,000
Tops Holding Corp./Tops Markets LLC
10.125%, 10/15/15		2,555	2,708,300
United Surgical Partners International, Inc.
9.00%, 4/01/20(a)		3,450	3,717,375
Universal Hospital Services, Inc.
4.111%, 6/01/15(c)		500	486,875
US Oncology, Inc.
9.125%, 8/15/17		2,000	30,000
Valeant Pharmaceuticals International
6.75%, 8/15/21(a)		2,100	2,126,250
7.00%, 10/01/20(a)		10,435	10,774,137
7.25%, 7/15/22(a)		3,500	3,613,750
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc.
7.75%, 2/01/19(a)		2,405	2,501,200
7.75%, 2/01/19		405	421,200
8.00%, 2/01/18		4,060	4,242,700
Vanguard Health Systems, Inc.
Zero Coupon, 2/01/16		26	17,680
Visant Corp.
10.00%, 10/01/17		2,798	2,818,985
Voyager Learning Exchange
8.375%, 12/01/14(f) (g) (h)		1,283	0
Warner Chilcott Co. LLC/Warner Chilcott Finance LLC
7.75%, 9/15/18		3,500	3,784,375

			325,394,120

Energy - 4.5%
Antero Resources Finance Corp.
7.25%, 8/01/19		4,538	4,821,625
9.375%, 12/01/17		4,838	5,345,990
ATP Oil & Gas Corp./United States
11.875%, 5/01/15(b)		2,700	1,039,500
Atwood Oceanics, Inc.
6.50%, 2/01/20		1,420	1,512,300
Basic Energy Services, Inc.
7.75%, 2/15/19		4,460	4,315,050
Berry Petroleum Co.
6.375%, 9/15/22		8,580	9,094,800

	Principal Amount (000)		U.S. $ Value
Bill Barrett Corp.
7.625%, 10/01/19	U.S.$	2,500	$2,593,750
Bluewater Holding BV
3.455%, 7/17/14(a) (c)		4,400	3,784,000
Chaparral Energy, Inc.
7.625%, 11/15/22(a)		7,282	7,573,280
8.25%, 9/01/21		2,000	2,170,000
Chesapeake Energy Corp.
2.50%, 5/15/37		1,653	1,446,375
Cie Generale de Geophysique - Veritas
6.50%, 6/01/21		1,600	1,648,000
9.50%, 5/15/16		2,307	2,517,514
Cimarex Energy Co.
5.875%, 5/01/22		5,663	6,031,095
Continental Resources, Inc./OK
7.125%, 4/01/21		1,567	1,774,628
Denbury Resources, Inc.
6.375%, 8/15/21		3,001	3,218,572
8.25%, 2/15/20		1,536	1,728,000
Edgen Murray Corp.
12.25%, 1/15/15(b)		5,901	5,960,010
Energy XXI Gulf Coast, Inc.
7.75%, 6/15/19		3,500	3,675,000
9.25%, 12/15/17		3,600	3,987,000
EP Energy LLC/EP Energy Finance, Inc.
6.875%, 5/01/19(a)		3,059	3,265,482
9.375%, 5/01/20(a)		6,884	7,408,905
Expro Finance Luxembourg SCA
8.50%, 12/15/16(a)		1,560	1,548,300
Forest Oil Corp.
7.25%, 6/15/19(b)		5,240	5,056,600
Helix Energy Solutions Group, Inc.
9.50%, 1/15/16(a)		1,711	1,792,273
Hercules Offshore, Inc.
10.50%, 10/15/17(a) (b)		1,379	1,385,895
Hilcorp Energy I LP/Hilcorp Finance Co.
8.00%, 2/15/20(a)		1,000	1,102,500
Hornbeck Offshore Services, Inc.
5.875%, 4/01/20(a)		4,695	4,695,000
Key Energy Services, Inc.
6.75%, 3/01/21(a)		5,000	4,987,500
6.75%, 3/01/21		2,666	2,672,665
Kodiak Oil & Gas Corp.
8.125%, 12/01/19(a)		2,184	2,325,960
Laredo Petroleum, Inc.
7.375%, 5/01/22(a)		3,511	3,660,217
Linn Energy LLC/Linn Energy Finance Corp.
6.25%, 11/01/19(a)		1,705	1,687,950
8.625%, 4/15/20		4,190	4,546,150
McJunkin Red Man Corp.
9.50%, 12/15/16		9,250	10,013,125
Newfield Exploration Co.
7.125%, 5/15/18		1,989	2,113,313
Northern Oil and Gas, Inc.
8.00%, 6/01/20(a)		3,330	3,363,300

	Principal Amount (000)		U.S. $ Value
Offshore Group Investments Ltd.
11.50%, 8/01/15(a)	U.S.$	5,600	$6,160,000
11.50%, 8/01/15		5,125	5,637,500
Oil States International, Inc.
6.50%, 6/01/19		3,394	3,572,185
Perpetual Energy, Inc.
8.75%, 3/15/18(a)	CAD	4,250	3,887,761
Petroleum Geo-Services ASA
7.375%, 12/15/18(a)	U.S.$	2,880	2,995,200
PHI, Inc.
8.625%, 10/15/18		2,910	3,004,575
Pioneer Energy Services Corp.
9.875%, 3/15/18		4,861	5,225,575
Plains Exploration & Production Co.
6.125%, 6/15/19		2,000	2,070,000
6.625%, 5/01/21		1,000	1,060,000
6.75%, 2/01/22		2,412	2,580,840
7.625%, 4/01/20		1,000	1,087,500
8.625%, 10/15/19		2,300	2,587,500
Precision Drilling Corp.
6.50%, 12/15/21		1,870	1,944,800
QEP Resources, Inc.
6.875%, 3/01/21		1,453	1,641,890
Quicksilver Resources, Inc.
7.125%, 4/01/16(b)		3,000	2,400,000
Resolute Energy Corp.
8.50%, 5/01/20(a)		3,993	4,072,860
SandRidge Energy, Inc.
7.50%, 3/15/21		933	951,660
8.125%, 10/15/22(a)		7,900	8,216,000
8.75%, 1/15/20		3,673	3,911,745
SESI LLC
6.375%, 5/01/19		771	819,188
7.125%, 12/15/21(a)		3,333	3,691,297
Tesoro Corp.
6.25%, 11/01/12		2,070	2,085,525
9.75%, 6/01/19		3,518	3,992,930
W&T Offshore, Inc.
8.50%, 6/15/19		3,500	3,675,000

			213,133,155

Other Industrial - 1.0%
A123 Systems, Inc.
3.75%, 4/15/16		5,100	1,166,625
Briggs & Stratton Corp.
6.875%, 12/15/20		737	788,590
Brightstar Corp.
9.50%, 12/01/16(a)		6,166	6,474,300
Education Management LLC/Education Management Finance Corp.
8.75%, 6/01/14		1,025	935,312
Exova PLC
10.50%, 10/15/18(a)	GBP	2,000	2,947,558
Hologic, Inc.
6.25%, 8/01/20(a)	U.S.$	840	888,300

	Principal Amount (000)		U.S. $ Value
Interline Brands, Inc./NJ
7.00%, 11/15/18	U.S.$	6,399	$6,798,937
Laureate Education, Inc.
9.25%, 9/01/19(a)		6,100	6,023,750
Liberty Tire Recycling
11.00%, 10/01/16(a)		4,400	4,103,000
Mueller Water Products, Inc.
7.375%, 6/01/17		1,700	1,725,500
8.75%, 9/01/20		810	905,175
Neenah Foundry Co.
15.00%, 7/29/15(e) (f)		296	292,877
New Enterprise Stone & Lime Co., Inc.
11.00%, 9/01/18		5,850	4,124,250
13.00%, 3/15/18(a) (e)		1,499	1,528,980
Pipe Holdings PLC
9.50%, 11/01/15(a)	GBP	2,745	4,325,267
Rexel SA
6.125%, 12/15/19(a)	U.S.$	2,194	2,243,365
Wendel SA
4.375%, 8/09/17	EUR	1,750	2,061,689

			47,333,475

Services - 1.6%
Carlson Wagonlit BV
6.875%, 6/15/19(a)	U.S.$	3,275	3,381,437
Goodman Networks, Inc.
12.375%, 7/01/18(a) (i)		3,000	3,165,000
ISS A/S
8.875%, 5/15/16(a) (b)	EUR	2,000	2,534,624
Live Nation Entertainment, Inc.
8.125%, 5/15/18(a)	U.S.$	2,370	2,444,063
Lottomatica Group SpA
8.25%, 3/31/66(a)	EUR	10,343	11,453,424
Mobile Mini, Inc.
7.875%, 12/01/20	U.S.$	2,320	2,450,500
Monitronics International, Inc.
9.125%, 4/01/20(a)		2,267	2,198,990
Realogy Corp.
7.625%, 1/15/20(a)		108	115,965
9.00%, 1/15/20(a) (b)		3,500	3,666,250
Series A
11.00%, 4/15/18(a)		2,087	1,773,950
Series C
11.00%, 4/15/18(a) (b)		1,450	1,232,500
Sabre Holdings Corp.
8.35%, 3/15/16		2,939	2,843,482
Sabre, Inc.
8.50%, 5/15/19(a)		6,288	6,555,240
Service Corp. International/US
6.75%, 4/01/15-4/01/16		4,400	4,843,250
7.50%, 4/01/27		1,575	1,645,875
ServiceMaster Co./TN
8.00%, 2/15/20		3,022	3,350,642
10.75%, 7/15/15(a) (e)		1,719	1,770,237

	Principal Amount (000)		U.S. $ Value
Ticketmaster Entertainment LLC/Ticketmaster Noteco, Inc.
10.75%, 8/01/16	U.S.$	2,110	$2,228,709
Travelport LLC
5.092%, 9/01/14(c)		330	213,675
9.875%, 9/01/14		2,674	1,948,678
10.875%, 9/01/16	EUR	3,274	1,389,774
11.875%, 9/01/16	U.S.$	2,999	1,072,143
Travelport LLC/Travelport, Inc.
9.00%, 3/01/16		2,098	1,431,885
West Corp.
7.875%, 1/15/19		3,305	3,523,956
8.625%, 10/01/18		1,535	1,678,906
11.00%, 10/15/16		4,100	4,325,500

			73,238,655

Technology - 3.5%
Advanced Micro Devices, Inc.
7.75%, 8/01/20		4,682	4,904,395
8.125%, 12/15/17		2,180	2,294,450
Aspect Software, Inc.
10.625%, 5/15/17		4,211	4,484,715
Avaya, Inc.
7.00%, 4/01/19(a)		793	714,691
9.75%, 11/01/15		13,855	10,806,900
CDW LLC/CDW Finance Corp.
8.00%, 12/15/18		3,282	3,569,175
8.50%, 4/01/19		11,125	11,792,500
12.535%, 10/12/17		1,500	1,608,750
Ceridian Corp.
8.875%, 7/15/19(a)		4,536	4,774,140
11.25%, 11/15/15		12,500	12,250,000
CommScope, Inc.
8.25%, 1/15/19(a)		10,500	10,985,625
CoreLogic, Inc./United States
7.25%, 6/01/21		889	953,453
CPI International, Inc.
8.00%, 2/15/18		5,142	4,833,480
DCP LLC/DCP Corp.
10.75%, 8/15/15(a)		2,385	2,265,750
Epicor Software Corp.
8.625%, 5/01/19		5,997	6,146,925
First Data Corp.
7.375%, 6/15/19(a)		7,620	7,962,900
8.25%, 1/15/21(a)		4,296	4,285,260
11.25%, 3/31/16(b)		3,950	3,762,375
Freescale Semiconductor, Inc.
8.875%, 12/15/14(b)		2,233	2,283,242
9.25%, 4/15/18(a)		1,726	1,846,820
10.125%, 12/15/16		831	872,550
GXS Worldwide, Inc.
9.75%, 6/15/15		3,745	3,829,262
Interactive Data Corp.
10.25%, 8/01/18		4,700	5,322,750

	Principal Amount (000)		U.S. $ Value
Iron Mountain, Inc.
6.625%, 1/01/16(b)	U.S.$	1,393	$1,398,224
8.375%, 8/15/21		3,000	3,322,500
8.75%, 7/15/18		1,000	1,032,500
Lawson Software, Inc.
9.375%, 4/01/19(a)		6,278	6,686,070
10.00%, 4/01/19(a)	EUR	2,539	3,217,705
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co.
10.50%, 4/15/18	U.S.$	2,800	3,108,000
NXP BV/NXP Funding LLC
3.205%, 10/15/13(c)		75	74,719
Sanmina-SCI Corp.
7.00%, 5/15/19(a) (b)		4,931	4,906,345
Seagate HDD Cayman
6.875%, 5/01/20		2,951	3,183,391
Sensata Technologies BV
6.50%, 5/15/19(a) (b)		5,000	5,187,500
Serena Software, Inc.
10.375%, 3/15/16		419	431,570
Sitel LLC/Sitel Finance Corp.
11.00%, 8/01/17(a)		3,400	3,332,000
Sophia LP/Sophia Finance, Inc.
9.75%, 1/15/19(a)		1,550	1,681,750
SunGard Data Systems, Inc.
7.625%, 11/15/20		4,000	4,295,000
10.25%, 8/15/15		974	997,133
Syniverse Holdings, Inc.
9.125%, 1/15/19		1,598	1,745,815
Viasystems, Inc.
7.875%, 5/01/19(a)		5,127	5,075,730

			162,226,060

Transportation - Airlines - 0.3%
Air Canada
12.00%, 2/01/16(a) (b)		2,850	2,525,812
Delta Air Lines, Inc.
9.50%, 9/15/14(a)		1,029	1,084,309
Northwest Airlines 2000-1 Class G Pass Through Trust
7.15%, 10/01/19		999	1,019,153
TAM Capital 3, Inc.
8.375%, 6/03/21(a)		6,304	6,737,715
UAL 2007-1 Pass Through Trust
Series 071A
6.636%, 7/02/22		2,047	2,149,172

			13,516,161

Transportation - Railroads - 0.0%
Florida East Coast Railway Corp.
8.125%, 2/01/17		813	855,683

	Principal Amount (000)		U.S. $ Value
Transportation - Services - 0.9%
America West Airlines 1999-1 Pass Through Trust
Series 991G
7.93%, 1/02/19	U.S.$	1,738	$1,811,899
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
7.75%, 5/15/16		5,088	5,240,640
8.25%, 1/15/19(a)		4,000	4,295,000
EC Finance PLC
9.75%, 8/01/17(a)	EUR	148	183,465
Hapag-Lloyd AG
9.75%, 10/15/17(a)	U.S.$	2,250	2,120,625
Hertz Corp. (The)
6.75%, 4/15/19		8,288	8,702,400
7.50%, 10/15/18		1,900	2,049,625
Oshkosh Corp.
8.50%, 3/01/20		3,500	3,898,125
Overseas Shipholding Group, Inc.
8.125%, 3/30/18(b)		2,250	1,260,000
Stena AB
5.875%, 2/01/19(a)	EUR	2,000	2,119,364
7.875%, 3/15/20(a) (b)		1,000	1,181,184
Swift Services Holdings, Inc.
10.00%, 11/15/18	U.S.$	8,795	9,564,562
Western Express, Inc.
12.50%, 4/15/15(a)		2,000	1,235,000

			43,661,889

			1,954,296,882

Financial Institutions - 4.3%
Banking - 1.4%
ABN Amro Bank NV
4.31%, 3/10/16	EUR	5,396	4,614,271
Barclays Bank PLC
4.875%, 12/15/14		1,500	1,140,581
BBVA International Preferred SAU
4.952%, 9/20/16		3,100	1,983,405
5.919%, 4/18/17	U.S.$	2,600	1,635,049
Series F
9.10%, 10/21/14	GBP	1,000	1,072,419
Danske Bank A/S
5.914%, 6/16/14(a) (b)	U.S.$	2,185	1,977,425
Dresdner Funding Trust I
8.151%, 6/30/31(a)		2,000	1,630,000
HBOS Capital Funding No2 LP
6.071%, 6/30/14(a)		1,840	1,246,600
HT1 Funding GmbH
6.352%, 6/30/17	EUR	2,700	1,977,634
LBG Capital No.1 PLC
8.00%, 6/15/20(a)	U.S.$	6,050	5,354,250
8.00%, 6/15/20(a) (b)		1,500	1,327,500
MUFG Capital Finance 5 Ltd.
6.299%, 1/25/17	GBP	1,225	2,035,853

	Principal Amount (000)		U.S. $ Value
NB Capital Trust II
7.83%, 12/15/26	U.S.$	4,941	$4,953,352
Regions Bank/Birmingham AL
6.45%, 6/26/37		2,800	2,772,000
Regions Financing Trust II
6.625%, 5/15/47		5,920	5,772,000
Resona Preferred Global Securities Cayman Ltd.
7.191%, 7/30/15(a)		6,300	6,680,854
SNS Bank NV
11.25%, 11/27/19(a)	EUR	1,001	748,215
Societe Generale SA
4.196%, 1/26/15		1,500	1,181,184
6.999%, 12/19/17		2,650	2,461,801
UBS AG/Jersey
4.28%, 4/15/15		8,250	8,815,969
UBS Preferred Funding Trust V
Series 1
6.243%, 5/15/16	U.S.$	3,155	3,091,900
UT2 Funding PLC
5.321%, 6/30/16	EUR	1,293	1,377,726

			63,849,988

Brokerage - 0.3%
E*Trade Financial Corp.
6.75%, 6/01/16	U.S.$	4,634	4,778,813
GFI Group, Inc.
8.375%, 7/19/18		3,200	2,776,000
Lehman Brothers Holdings, Inc.
4.80%, 3/13/14(g)		1,800	434,250
6.875%, 5/02/18(g)		1,600	394,000
Nuveen Investments, Inc.
10.50%, 11/15/15		3,845	3,902,675

			12,285,738

Finance - 1.3%
AerCap Aviation Solutions BV
6.375%, 5/30/17(a)		4,215	4,267,687
Air Lease Corp.
5.625%, 4/01/17(a)		2,770	2,759,613
Ally Financial, Inc.
4.625%, 6/26/15		4,725	4,875,028
7.50%, 9/15/20		4,000	4,665,000
8.00%, 11/01/31		2,404	2,878,790
Series 8
6.75%, 12/01/14		2,590	2,793,963
CIT Group, Inc.
5.00%, 5/15/17-8/15/22		6,234	6,362,710
5.25%, 3/15/18		3,667	3,882,436
7.00%, 5/02/16-5/02/17(a)		3,385	3,401,503
ILFC E-Capital Trust II
6.25%, 12/21/65(a)		1,500	1,125,000
International Lease Finance Corp.
5.875%, 4/01/19		2,300	2,391,487
6.375%, 3/25/13		1,750	1,793,750

	Principal Amount (000)		U.S. $ Value
iStar Financial, Inc.
8.625%, 6/01/13	U.S.$	2,482	$2,506,820
Series B
5.70%, 3/01/14		4,800	4,656,000
Provident Funding Associates LP/PFG Finance Corp.
10.125%, 2/15/19(a)		1,703	1,651,910
Residential Capital LLC
9.625%, 5/15/15(d)		3,750	3,600,000
Sistema International Funding SA
6.95%, 5/17/19(a)		8,461	8,362,959

			61,974,656

Insurance - 0.5%
Genworth Financial, Inc.
6.15%, 11/15/66		2,535	1,476,638
Hartford Financial Services Group, Inc.
8.125%, 6/15/38		1,856	2,039,280
Liberty Mutual Group, Inc.
7.80%, 3/15/37(a)		4,548	4,741,290
MBIA Insurance Corp.
14.00%, 1/15/33(a) (b)		4,920	2,349,300
XL Group PLC Series E
6.50%, 4/15/17		14,000	12,145,000

			22,751,508

Other Finance - 0.7%
CNG Holdings, Inc./OH
9.375%, 5/15/20(a)		6,106	6,396,035
FTI Consulting, Inc.
6.75%, 10/01/20		3,150	3,307,500
Harbinger Group, Inc.
10.625%, 11/15/15		2,370	2,518,125
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
8.00%, 1/15/18		8,850	9,403,125
iPayment Holdings, Inc.
15.00%, 11/15/18(e)		3,183	2,713,757
iPayment, Inc.
10.25%, 5/15/18		5,082	4,700,850
Speedy Cash Intermediate Holdings Corp.
10.75%, 5/15/18(a)		4,571	4,799,550

			33,838,942

REITS - 0.1%
DDR Corp.
7.875%, 9/01/20		3,100	3,827,917

			198,528,749

Utility - 2.6%
Electric - 1.8%
AES Corp. (The)
7.375%, 7/01/21(a)		3,145	3,597,094
7.75%, 3/01/14		1,196	1,297,660

	Principal Amount (000)		U.S. $ Value
8.00%, 10/15/17	U.S.$	2,860	$3,324,750
Calpine Corp.
7.25%, 10/15/17(a)		3,300	3,572,250
7.875%, 7/31/20-1/15/23(a)		10,068	11,400,350
DPL Inc
7.25%, 10/15/21(a)		3,405	3,873,187
Edison Mission Energy
7.50%, 6/15/13(b)		7,150	4,182,750
7.75%, 6/15/16(b)		1,447	795,850
EDP Finance BV
4.90%, 10/01/19(a)		416	346,320
5.875%, 2/01/16(a)	EUR	1,823	2,154,048
6.00%, 2/02/18(a)	U.S.$	10,232	9,268,299
Energy Future Holdings Corp.
10.00%, 1/15/20(i)		2,524	2,729,075
10.875%, 11/01/17		411	359,625
Series Q
6.50%, 11/15/24		2,007	998,483
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.
10.00%, 12/01/20		1,072	1,180,540
GenOn Americas Generation LLC
8.50%, 10/01/21		7,255	7,545,200
GenOn Energy, Inc.
7.875%, 6/15/17		5,224	5,459,080
9.50%, 10/15/18(b)		4,000	4,410,000
Intergen NV
8.50%, 6/30/17(a)	EUR	1,000	1,202,716
NRG Energy, Inc.
7.375%, 1/15/17(b)	U.S.$	1,475	1,530,313
7.875%, 5/15/21		3,195	3,394,687
8.25%, 9/01/20		1,800	1,939,500
PPL Capital Funding, Inc.
Series A
6.70%, 3/30/67		4,375	4,473,437
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc.
10.25%, 11/01/15		1,082	311,075
11.50%, 10/01/20(a)		2,679	1,982,460
Series A
10.25%, 11/01/15(b)		3,680	1,150,000

			82,478,749

Natural Gas - 0.8%
El Paso LLC
Series G
7.375%, 12/15/12		204	207,890
7.75%, 1/15/32		5,548	6,497,801
Enterprise Products Operating LLC
Series A
8.375%, 8/01/66		1,609	1,761,855
Holly Energy Partners LP/Holly Energy Finance Corp.
6.50%, 3/01/20(a)		3,948	4,125,660

	Principal Amount (000)		U.S. $ Value
Inergy LP/Inergy Finance Corp.
6.875%, 8/01/21	U.S.$	8,050	$8,271,375
Kinder Morgan Finance Co. ULC
5.70%, 1/05/16		745	792,532
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.
6.50%, 8/15/21		6,975	7,341,188
Sabine Pass LNG LP
7.50%, 11/30/16		4,900	5,163,375
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
6.875%, 2/01/21		3,250	3,428,750

			37,590,426

			120,069,175

Convertible Bonds - 0.0%
Consumer Cyclical - Automotive - 0.0%
Meritor, Inc.
4.625%, 3/01/26(j)		953	829,110

Total Corporates - Non-Investment Grades (cost $2,242,754,241)			2,273,723,916

CORPORATES - INVESTMENT GRADES - 8.3%
Financial Institutions - 4.9%
Banking - 1.5%
American Express Co.
6.80%, 9/01/66		4,555	4,839,688
Assured Guaranty Municipal Holdings, Inc.
6.40%, 12/15/66(a)		3,500	2,380,000
Banco Santander Chile
6.50%, 9/22/20(a)	CLP	2,367,500	4,922,103
Barclays Bank PLC
6.86%, 6/15/32(a)	U.S.$	1,905	1,716,881
BNP Paribas SA
5.186%, 6/29/15(a)		3,333	2,866,380
7.195%, 6/25/37(a) (b)		4,400	3,986,400
Citigroup, Inc.
4.45%, 1/10/17		3,275	3,499,324
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
8.375%, 7/26/16		5,750	5,898,925
8.40%, 6/29/17(a)		7,000	7,196,000
Countrywide Financial Corp.
6.25%, 5/15/16		505	536,705
Credit Suisse Group Guernsey I Ltd.
7.875%, 2/24/41(a)		5,000	4,950,000
Fortis Bank SA/NV
4.625%, 10/27/14(a)	EUR	1,000	914,181
HSBC Capital Funding LP/Jersey
4.61%, 6/27/13(a)	U.S.$	1,854	1,767,172
Macquarie Group Ltd.
7.30%, 8/01/14(a)		3,350	3,615,424
Morgan Stanley
10.09%, 5/03/17(a)	BRL	5,230	2,728,318

	Principal Amount (000)		U.S. $ Value
National Capital Trust II
5.486%, 3/23/15(a)	U.S.$	1,700	$1,617,746
PNC Financial Services Group, Inc.
6.75%, 8/01/21(b)		3,733	4,044,071
Royal Bank of Scotland PLC (The)
Series 1
4.44%, 10/27/14(c)	AUD	3,500	3,262,151
Sovereign Bank/Wilmington DE
8.75%, 5/30/18	U.S.$	3,800	4,151,496
Unicredit Luxembourg Finance SA
6.00%, 10/31/17(a)		1,870	1,570,800
Wells Fargo & Co.
Series K
7.98%, 3/15/18		4,700	5,264,000

			71,727,765

Brokerage - 0.2%
Charles Schwab Corp. (The)
7.00%, 2/01/22(b)		6,830	7,468,878

Finance - 0.6%
General Electric Capital Corp.
7.125%, 6/15/22		4,100	4,436,159
Series B
6.25%, 12/15/22		4,500	4,603,140
HSBC Finance Capital Trust IX
5.911%, 11/30/35		3,765	3,614,400
SLM Corp.
6.25%, 1/25/16		1,500	1,590,000
7.25%, 1/25/22		7,948	8,511,585
8.00%, 3/25/20		702	787,995
Series A
5.00%, 10/01/13		4,100	4,243,500

			27,786,779

Insurance - 2.2%
Allstate Corp. (The)
6.125%, 5/15/37		3,060	3,105,900
American International Group, Inc.
6.82%, 11/15/37(a)		1,938	2,336,263
8.175%, 5/15/58		7,301	8,323,140
AON Corp.
8.205%, 1/01/27		2,495	2,935,370
Assured Guaranty US Holdings, Inc.
Series A
6.40%, 12/15/66		1,284	969,420
Aviva PLC
4.729%, 11/28/14	EUR	6,000	5,832,096
Coventry Health Care, Inc.
5.95%, 3/15/17	U.S.$	1,415	1,615,484
Farmers Insurance Exchange
8.625%, 5/01/24(a)		3,000	3,975,846
Genworth Financial, Inc.
7.625%, 9/24/21		4,725	4,626,687
7.70%, 6/15/20		1,302	1,298,745

	Principal Amount (000)		U.S. $ Value
Hannover Finance Luxembourg SA
5.00%, 6/01/15	EUR	1,000	$1,093,518
Hartford Financial Services Group, Inc.
6.10%, 10/01/41	U.S.$	863	894,168
Lincoln National Corp.
6.05%, 4/20/67		5,966	5,757,190
7.00%, 5/17/66		5,134	5,095,495
8.75%, 7/01/19		604	778,243
Metlife Capital Trust IV
7.875%, 12/15/37(a)		1,765	2,012,100
MetLife, Inc.
6.40%, 12/15/36		3,700	3,864,565
10.75%, 8/01/39		3,495	5,050,275
Mitsui Sumitomo Insurance Co., Ltd.
7.00%, 3/15/72(a) (b)		3,554	3,746,796
Nationwide Mutual Insurance Co.
5.81%, 12/15/24(a)		5,000	4,529,475
9.375%, 8/15/39(a)		4,546	6,259,119
Pacific Life Insurance Co.
9.25%, 6/15/39(a)		3,000	4,007,820
QBE Capital Funding III Ltd.
7.25%, 5/24/41(a)		3,095	2,897,694
Swiss Re Capital I LP
6.854%, 5/25/16(a)		8,405	8,220,216
Transatlantic Holdings, Inc.
8.00%, 11/30/39		2,836	3,516,895
Vero Insurance Ltd.
6.15%, 9/07/25	AUD	700	681,392
Series 3
6.75%, 9/23/24		800	827,874
Series 5
6.75%, 10/06/26		500	503,386
WR Berkley Corp.
5.60%, 5/15/15	U.S.$	3,500	3,782,958
ZFS Finance USA Trust II
6.45%, 12/15/65(a)		1,695	1,745,850
ZFS Finance USA Trust V
6.50%, 5/09/37(a) (k)		3,010	3,025,050

			103,309,030

Other Finance - 0.2%
Aviation Capital Group Corp.
6.75%, 4/06/21(a)		2,950	2,957,286
7.125%, 10/15/20(a)		3,872	3,976,455
IIRSA Norte Finance Ltd.
8.75%, 5/30/24(a)		800	963,603

			7,897,344

REITS - 0.2%
Entertainment Properties Trust
7.75%, 7/15/20		3,544	3,981,436

	Principal Amount (000)		U.S. $ Value
Senior Housing Properties Trust
6.75%, 12/15/21	U.S.$	4,500	$5,010,390

			8,991,826

			227,181,622

Industrial - 2.4%
Basic - 0.9%
ArcelorMittal
6.25%, 2/25/22		7,500	7,515,660
9.00%, 2/15/15		730	824,238
ArcelorMittal USA LLC
6.50%, 4/15/14		1,565	1,655,864
Basell Finance Co. BV
8.10%, 3/15/27(a)		3,420	4,377,600
Braskem Finance Ltd.
5.75%, 4/15/21(a)		200	208,500
7.00%, 5/07/20(a)		2,300	2,593,250
CF Industries, Inc.
6.875%, 5/01/18		1,100	1,331,000
7.125%, 5/01/20		1,100	1,375,000
Georgia-Pacific LLC
8.875%, 5/15/31		1,800	2,637,423
GTL Trade Finance, Inc.
7.25%, 10/20/17(a)		1,747	2,004,682
Rhodia SA
6.875%, 9/15/20(a)		1,848	2,051,280
Southern Copper Corp.
7.50%, 7/27/35		1,500	1,845,716
Teck Resources Ltd.
6.125%, 10/01/35		5,000	5,426,715
Vale Overseas Ltd.
5.625%, 9/15/19		2,285	2,574,653
6.875%, 11/21/36		3,495	4,203,877

			40,625,458

Capital Goods - 0.1%
Owens Corning
6.50%, 12/01/16		355	396,694
7.00%, 12/01/36		4,450	4,865,826

			5,262,520

Communications - Media - 0.1%
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22		2,500	3,754,027
News America, Inc.
6.40%, 12/15/35		1,000	1,251,030

			5,005,057

Communications - Telecommunications - 0.2%
Qwest Corp.
6.75%, 12/01/21		1,000	1,166,457
6.875%, 9/15/33		5,000	5,037,500

	Principal Amount (000)		U.S. $ Value
7.625%, 6/15/15	U.S.$	1,590	$1,828,781

			8,032,738

Consumer Cyclical - Automotive - 0.0%
Ford Motor Credit Co. LLC
7.00%, 10/01/13		974	1,036,120

Consumer Cyclical - Other - 0.2%
Seminole Indian Tribe of Florida
6.535%, 10/01/20(a)		3,990	4,134,957
7.75%, 10/01/17(a)		2,835	3,097,238
Sheraton Holding Corp.
7.375%, 11/15/15		2,035	2,355,504

			9,587,699

Consumer Cyclical - Retailers - 0.2%
Macy’s Retail Holdings, Inc.
6.375%, 3/15/37		3,500	4,267,760
QVC, Inc.
7.50%, 10/01/19(a)		2,400	2,670,209

			6,937,969

Consumer Non-Cyclical - 0.0%
Bunge Ltd. Finance Corp.
8.50%, 6/15/19		332	417,451
Whirlpool Corp.
8.60%, 5/01/14		190	212,365

			629,816

Energy - 0.4%
Anadarko Petroleum Corp.
5.95%, 9/15/16		2,683	3,104,682
8.70%, 3/15/19		2,000	2,670,916
Petrohawk Energy Corp.
7.25%, 8/15/18		6,400	7,242,509
Pioneer Natural Resources Co.
5.875%, 7/15/16		500	565,562
Pride International, Inc.		1,327	1,665,756
6.875%, 8/15/20
Transocean, Inc.
6.80%, 3/15/38		1,916	2,372,355
7.50%, 4/15/31		1,800	2,188,325

			19,810,105

Other Industrial - 0.3%
Noble Group Ltd.
6.75%, 1/29/20(a)		5,943	5,950,429
8.50%, 5/30/13(a)		2,103	2,197,635
URS Corp.
5.00%, 4/01/22(a)		4,000	4,047,784

			12,195,848

	Principal Amount (000)		U.S. $ Value
Transportation - Airlines - 0.0%
Delta Air Lines 2007-1 Class A Pass Through Trust
Series 071A
6.821%, 8/10/22	U.S.$	1,079	$1,163,895

			110,287,225

Non Corporate Sectors - 0.5%
Agencies - Not Government Guaranteed - 0.5%
Gazprom OAO Via Gaz Capital SA
6.51%, 3/07/22(a)		9,473	10,993,795
9.25%, 4/23/19(a)		7,353	9,519,635
VTB Bank OJSC Via VTB Capital SA
6.875%, 5/29/18(a)		3,433	3,673,310

			24,186,740

Utility - 0.5%
Electric - 0.3%
Dominion Resources, Inc./VA
7.50%, 6/30/66		4,100	4,428,000
Empresas Publicas de Medellin ESP
7.625%, 7/29/19(a) (b)		1,277	1,620,194
FirstEnergy Corp.
Series C
7.375%, 11/15/31		2,000	2,642,838
Southern California Edison Co.
Series E
6.25%, 2/01/22		3,300	3,528,987

			12,220,019

Natural Gas - 0.2%
Enterprise Products Operating LLC
Series H
6.65%, 10/15/34		1,500	1,890,652
SourceGas LLC
5.90%, 4/01/17(a)		3,000	3,176,043
Southern Union Co.
7.60%, 2/01/24		3,200	3,987,738
TransCanada PipeLines Ltd.
6.35%, 5/15/67		2,500	2,609,707

			11,664,140

			23,884,159

Total Corporates - Investment Grades (cost $350,286,352)			385,539,746

GOVERNMENTS - TREASURIES - 5.9%
Brazil - 1.2%
Brazil Notas do Tesouro Nacional	BRL	42,780	21,663,481
Series F
10.00%, 1/01/17
Brazilian Government International Bond
8.50%, 1/05/24		25,600	14,226,040
10.25%, 1/10/28		2,649	1,670,814

	Principal Amount (000)		U.S. $ Value
12.50%, 1/05/22	BRL	25,811	$18,137,732

			55,698,067

Colombia - 0.2%
Colombia Government International Bond
7.75%, 4/14/21	COP	12,390,000	8,698,096
Republic of Colombia
9.85%, 6/28/27		1,391,000	1,205,492

			9,903,588

Indonesia - 0.2%
Indonesia Recap Linked Note
10.00%, 7/18/17	IDR	63,808,000	8,081,672

South Africa - 0.4%
South Africa Government Bond
Series R204
8.00%, 12/21/18	ZAR	16,800	2,214,002
Series R207
7.25%, 1/15/20		120,490	15,165,443
Series R208
6.75%, 3/31/21		21,565	2,617,335

			19,996,780

Turkey - 0.2%
Turkey Government Bond
Series 5YR
9.00%, 3/08/17	TRY	17,819	10,354,747

United States - 3.7%
U.S. Treasury Bonds
1.25%, 2/15/14(k)	U.S.$	7,000	7,110,740
3.125%, 2/15/42(k)		147,295	164,141,866

			171,252,606

Total Governments-Treasuries
(cost $255,537,436)			275,287,460

COMMERCIAL MORTGAGE-BACKED SECURITIES - 3.8%
Non - Agency Fixed Rate CMBS - 2.7%
Banc of America Large Loan, Inc.
Series 2009-UB1, Class A4B
5.621%, 6/24/50(a)		3,500	3,584,039
Banc of America Merrill Lynch Commercial Mortgage, Inc.
Series 2007-5, Class AM
5.772%, 2/10/51		6,665	6,895,155
Bear Stearns Commercial Mortgage Securities
Series 2007-PW18, Class AM
6.084%, 6/11/50		1,500	1,634,394
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2005-CD1, Class AJ
5.219%, 7/15/44		3,242	3,243,221

	Principal Amount (000)		U.S. $ Value
Credit Suisse First Boston Mortgage Securities Corp.
Series 2005-C6, Class AJ
5.23%, 12/15/40	U.S.$	3,200	$3,252,835
Credit Suisse Mortgage Capital Certificates
Series 2006-C4, Class A3
5.467%, 9/15/39		5,320	5,950,149
Series 2006-C4, Class AM
5.509%, 9/15/39		5,600	5,614,151
GE Capital Commercial Mortgage Corp.
Series 2005-C4, Class AJ
5.308%, 11/10/45		5,000	3,774,490
Greenwich Capital Commercial Funding Corp.
Series 2007-GG9, Class AM
5.475%, 3/10/39		10,561	10,722,053
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2007-CB19, Class AM
5.734%, 2/12/49		10,321	10,558,042
Series 2007-LD11, Class AM
5.815%, 6/15/49		10,744	10,123,300
Series 2007-LD12, Class AM
6.049%, 2/15/51		1,856	1,900,326
Series 2007-LDPX, Class AM
5.464%, 1/15/49		6,789	6,718,424
LB Commercial Conduit Mortgage Trust
Series 2007-C3, Class AM
5.885%, 7/15/44		8,418	8,632,712
LB - UBS Commercial Mortgage Trust
Series 2007-C2, Class AM
5.493%, 2/15/40		7,127	7,067,617
Merrill Lynch Mortgage Trust
Series 2005-CIP1, Class AJ
5.137%, 7/12/38		2,700	2,452,580
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-4, Class AM
5.204%, 12/12/49		10,100	10,098,667
Morgan Stanley Capital I
Series 2006-IQ12, Class AM
5.37%, 12/15/43		7,876	8,435,991
Morgan Stanley Capital I, Inc.
Series 2006-IQ12, Class A4
5.332%, 12/15/43		7,100	8,118,218
Wachovia Bank Commercial Mortgage Trust
Series 2005-C20, Class AJ
5.17%, 7/15/42		1,810	1,803,028
Series 2006-C27, Class AM
5.795%, 7/15/45		2,000	2,156,646
WFDB Commercial Mortgage Trust
Series 2011-BXR, Class E
6.403%, 7/05/24(a)		2,380	2,458,638

			125,194,676

	Principal Amount (000)		U.S. $ Value
Non-Agency Floating Rate CMBS - 1.1%
Commercial Mortgage Pass Through Certificates
Series 2007-FL14, Class C
0.549%, 6/15/22(a) (c)	U.S.$	1,019	$910,883
GS Mortgage Securities Corp II
5.308%, 8/10/44(a)		7,937	8,065,128
Series 2006-GG6, Class AJ
5.611%, 4/10/38		4,799	3,855,929
LB-UBS Commercial Mortgage Trust
Series 2007-C7, Class AM
6.158%, 9/15/45		7,025	7,369,513
Lehman Brothers
Series 2006-LLFA, Class E
0.539%, 9/15/21(a) (c)		1,347	1,209,727
Series 2006-LLFA, Class H
0.649%, 9/15/21(a) (c)		3,017	2,408,461
Series 2006-LLFA, Class K
1.049%, 9/15/21(a) (c)		953	565,566
LSTAR Commercial Mortgage Trust
Series 2011-1, Class C
5.604%, 6/25/43(a)		2,000	2,009,998
Wachovia Bank Commercial Mortgage Trust
Series 2006-WL7A, Class G
0.608%, 9/15/21(a) (c)		9,350	6,908,977
Series 2006-WL7A, Class H
0.648%, 9/15/21(a) (c)		3,111	2,143,255
Series 2006-WL7A, Class J
0.848%, 9/15/21(a) (c)		6,676	3,130,563
Series 2007-WHL8, Class D
0.549%, 6/15/20(a) (c)		4,475	3,507,805
Series 2007-WHL8, Class E
0.649%, 6/15/20(a) (c)		12,800	9,777,498
WF-RBS Commercial Mortgage Trust
Series 2011-C4, Class D
5.249%, 6/15/44(a) (i)		2,576	2,414,351

			54,277,654

Total Commercial Mortgage-Backed Securities (cost $163,024,241)			179,472,330

EMERGING MARKETS - SOVEREIGNS - 3.6%
Argentina - 0.9%
Argentina Bonos
7.00%, 10/03/15		21,871	18,014,651
7.82%, 12/31/33	EUR	6,987	4,556,283
Series NY
2.50%, 12/31/38(j)	U.S.$	14,680	4,771,000
8.28%, 12/31/33		1,862	1,238,034
Series X
7.00%, 4/17/17		18,150	13,238,429

			41,818,397

	Principal Amount (000)		U.S. $ Value
Cote D’Ivoire - 0.8%
Ivory Coast Government International Bond
3.75%, 12/31/32(a) (d) (j)	U.S.$	47,209	$36,704,998

Dominican Republic - 0.3%
Dominican Republic International Bond
8.625%, 4/20/27(a)		14,203	15,623,300

El Salvador - 0.3%
El Salvador Government International Bond
7.375%, 12/01/19(a)		1,495	1,680,380
7.625%, 9/21/34(a)		872	963,560
7.65%, 6/15/35(a)		11,545	12,468,600
7.75%, 1/24/23(a)		700	792,050

			15,904,590

Gabon - 0.1%
Gabonese Republic
8.20%, 12/12/17(a)		3,208	3,753,360

Ghana - 0.1%
Republic of Ghana
8.50%, 10/04/17(a)		4,524	5,066,880

Serbia - 0.1%
Republic of Serbia
6.75%, 11/01/24(a)		1,568	1,489,125
7.25%, 9/28/21(a)		6,418	6,514,270

			8,003,395

Turkey - 0.1%
Republic of Turkey
7.00%, 6/05/20		300	369,000
7.375%, 2/05/25		1,649	2,160,190

			2,529,190

Ukraine - 0.1%
Ukraine Government International Bond
7.65%, 6/11/13(a)		4,498	4,475,510

United Arab Emirates - 0.2%
Emirate of Dubai Government International Bonds
7.75%, 10/05/20(a)		7,645	8,829,975

Venezuela - 0.6%
Republic of Venezuela
7.65%, 4/21/25		38,000	27,132,000

Total Emerging Markets - Sovereigns (cost $143,506,317)			169,841,595

	Principal Amount (000)		U.S. $ Value
EMERGING MARKETS - CORPORATE BONDS - 2.9%
Industrial - 2.8%
Basic - 0.6%
Evraz Group SA
8.25%, 11/10/15(a)	U.S.$	1,289	$1,374,396
9.50%, 4/24/18(a)		5,066	5,458,615
Novelis, Inc./GA
8.75%, 12/15/20		7,000	7,770,000
PE Paper Escrow GmbH
12.00%, 8/01/14(a)		791	840,121
Severstal OAO Via Steel Capital SA
9.25%, 4/19/14(a)		1,570	1,704,722
Vedanta Resources PLC
8.75%, 1/15/14(a) (b)		4,299	4,460,213
9.50%, 7/18/18(a)		1,900	1,914,250
Winsway Coking Coal Holding Ltd.
8.50%, 4/08/16(a)		5,109	4,853,550

			28,375,867

Communications - Media - 0.3%
Central European Media Enterprises Ltd.
11.625%, 9/15/16(a)	EUR	2,895	3,686,678
Cet 21 Spol S.R.O.
9.00%, 11/01/17(a)		121	159,300
Columbus International, Inc.
11.50%, 11/20/14(a)	U.S.$	9,622	10,415,815
European Media Capital SA
10.00%, 2/01/15(h) (l)		537	466,900

			14,728,693

Communications - Telecommunications - 0.1%
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
9.125%, 4/30/18(a)		3,250	3,550,625
VimpelCom Holdings BV
7.504%, 3/01/22(a)		3,300	3,217,500

			6,768,125

Consumer Cyclical - Other - 0.7%
Corp. GEO SAB de CV
8.875%, 3/27/22(a) (b)		6,368	6,622,720
Desarrolladora Homex SAB de CV
9.75%, 3/25/20(a)		12,696	13,278,378
MCE Finance Ltd.
10.25%, 5/15/18(b)		7,855	8,915,425
Peermont Global Pty Ltd.
7.75%, 4/30/14(a)	EUR	4,400	5,061,866

			33,878,389

	Principal Amount (000)		U.S. $ Value
Consumer Cyclical - Retailers - 0.1%
Edcon Holdings Pty Ltd.
6.162%, 6/15/15(a) (c)	EUR	2,434	$2,575,522

Consumer Non-Cyclical - 0.4%
Agrokor DD
9.875%, 5/01/19(a)		3,747	4,702,515
Corp. Azucarera del Peru SA
6.375%, 8/02/22(a)	U.S.$	4,030	3,993,367
Foodcorp Pty Ltd.
8.75%, 3/01/18(a)	EUR	2,826	3,477,110
Hypermarcas SA
6.50%, 4/20/21(a)	U.S.$	6,517	6,419,245
Virgolino de Oliveira Finance
11.75%, 2/09/22(a)		1,413	1,377,675

			19,969,912

Energy - 0.1%
Golden Close Maritime Corp., Ltd
11.00%, 12/09/15		3,200	3,407,629

Other Industrial - 0.3%
Marfrig Holding Europe BV
8.375%, 5/09/18(a)		9,505	7,271,325
Marfrig Overseas Ltd.
9.50%, 5/04/20(a)		3,659	2,799,135
New Reclamation Group Pty Ltd. (The)
8.125%, 2/01/13(a)	EUR	2,487	2,141,911

			12,212,371

Technology - 0.1%
MMI International Ltd.
8.00%, 3/01/17(a)	U.S.$	3,917	4,073,680
STATS ChipPAC Ltd.
7.50%, 8/12/15(a)		688	739,600

			4,813,280

Transportation - Services - 0.1%
Inversiones Alsacia SA
8.00%, 8/18/18(a)		4,060	4,042,375

			130,772,163

Utility - 0.1%
Electric - 0.0%
DTEK Finance BV
9.50%, 4/28/15(a)		1,714	1,673,721

Natural Gas - 0.1%
Empresa de Energia de Bogota SA
6.125%, 11/10/21(a)		1,904	2,026,820

			3,700,541

	Principal Amount (000)		U.S. $ Value
Financial Institutions - 0.0%
Banking - 0.0%
Halyk Savings Bank of Kazakhstan JSC
7.25%, 1/28/21(a)	U.S.$	837	$836,726

Other Finance - 0.0%
AES El Salvador Trust
6.75%, 2/01/16(a)		1,200	1,194,000

			2,030,726

Total Emerging Markets - Corporate Bonds (cost $137,518,907)			136,503,430

COLLATERALIZED MORTGAGE OBLIGATIONS - 2.7%
Non-Agency Floating Rate - 2.0%
Citigroup Mortgage Loan Trust
Series 2006-AR3, Class 1A2A
5.621%, 6/25/36		8,120	7,242,101
Citigroup Mortgage Loan Trust, Inc.
Series 2007-AR4, Class 1A1A
5.768%, 3/25/37		3,538	3,098,693
Countrywide Alternative Loan Trust
37.523%, 8/25/37(c)		2,694	4,812,776
Series 2005-27, Class 2A3
1.707%, 8/25/35(c)		6,808	4,224,803
Series 2005-76, Class 2A1
1.147%, 2/25/36(c)		1,121	725,208
Series 2007-7T2, Class A3
0.846%, 4/25/37(c)		5,589	2,954,914
Countrywide Home Loan Mortgage Pass Through Trust
Series 2007-13, Class A7
0.846%, 8/25/37(c)		2,520	1,909,995
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
Series 2007-OA3, Class A1
0.386%, 7/25/47(c)		1,633	1,076,172
Downey Savings & Loan Association Mortgage Loan Trust
Series 2006-AR1, Class 1A1A
1.067%, 3/19/46(c)		6,510	3,388,872
Greenpoint Mortgage Funding Trust
Series 2007-AR3, Class A1
0.466%, 6/25/37(c)		3,892	2,395,600
Harborview Mortgage Loan Trust
0.406%, 5/25/38(c)		794	421,698
Series 2006-10, Class 2A1A
0.427%, 11/19/36(c)		1,926	1,249,072
Series 2006-SB1, Class A1A
0.997%, 12/19/36(c)		6,856	3,462,243
Series 2007-4, Class 2A1
0.467%, 7/19/47(c)		10,297	6,904,013
Indymac Index Mortgage Loan Trust
5.228%, 11/25/36		1,023	789,804
Series 2006-AR37, Class 2A1

	Principal Amount (000)		U.S. $ Value
5.225%, 2/25/37	U.S.$	2,570	$1,852,298
Series 2006-FLX1, Class A1
0.456%, 11/25/36(c)		1,315	916,923
Series 2007-AR1, Class 2A1
2.936%, 4/25/37		4,288	2,486,434
Lehman XS Trust
Series 2007-15N, Class 4A1
1.146%, 8/25/47(c)		1,367	809,663
Series 2007-4N, Class 3A2A
0.897%, 3/25/47(c)		6,429	4,076,386
Luminent Mortgage Trust
0.446%, 10/25/46(c)		1,479	984,247
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-18, Class 8A1
5.413%, 9/25/35		6,033	5,566,004
Series 2006-9, Class 4A1
5.77%, 10/25/36		3,745	2,868,034
Structured Asset Mortgage Investments, Inc.
Series 2007-AR6, Class A1
1.647%, 8/25/47(c)		6,414	3,860,660
Washington Mutual Alternative Mortgage Pass-Through Certificates
Series 2006-AR11, Class 3A1A
1.067%, 9/25/46(c)		5,041	2,571,985
Series 2006-AR3, Class A1A
1.147%, 2/25/46(c)		1,758	1,378,970
Series 2006-AR5, Class A1A
1.137%, 6/25/46(c)		2,268	1,615,031
Series 2007-HY3, Class 4A1
2.757%, 3/25/37		7,640	6,244,622
Series 2007-OA3, Class 2A1A
0.907%, 4/25/47(c)		2,433	1,717,611
Series 2007-OA5, Class 1A
0.897%, 6/25/47(c)		14,718	10,500,074

			92,104,906

Non-Agency Fixed Rate - 0.7%
Chaseflex Trust
Series 2007-1, Class 1A3
6.50%, 2/25/37		1,487	885,638
Citimortgage Alternative Loan Trust
Series 2007-A3, Class 1A4
5.75%, 3/25/37		3,631	2,604,161
Countrywide Alternative Loan Trust
Series 2006-42, Class 1A6
6.00%, 1/25/47		2,879	1,766,840
Series 2006-J1, Class 1A10
5.50%, 2/25/36		4,760	3,359,439
Series 2006-J5, Class 1A1
6.50%, 9/25/36		2,537	1,744,140
Series 2007-16CB, Class 1A7
6.00%, 8/25/37		2,219	1,860,404

	Principal Amount (000)		U.S. $ Value
First Horizon Alternative Mortgage Pass Through Certificates
Series 2006-FA1, Class 1A3
5.75%, 4/25/36	U.S.$	4,306	$3,261,906
Morgan Stanley Mortgage Loan Trust
6.50%, 2/25/36		3,644	2,715,786
Residential Accredit Loans, Inc.
Series 2005-QS14, Class 3A3
6.00%, 9/25/35		3,470	2,706,769
Residential Asset Securitization Trust
Series 2007-A1, Class A8
6.00%, 3/25/37		2,272	1,568,662
Residential Funding Mortgage Securities I, Inc.
Series 2007-S6, Class 1A16
6.00%, 6/25/37		3,127	2,530,029
Washington Mutual Alternative Mortgage Pass-Through Certificates
Series 2006-7, Class A3
6.081%, 9/25/36		3,261	1,729,862
Series 2006-7, Class A4
6.171%, 9/25/36		3,127	1,658,538
Series 2006-9, Class A4
5.986%, 10/25/36		3,449	2,008,352
Wells Fargo Alternative Loan Trust
Series 2007-PA3, Class 3A1
6.25%, 7/25/37		3,733	2,929,557

			33,330,083

Total Collateralized Mortgage Obligations (cost $128,033,281)			125,434,989

QUASI-SOVEREIGNS - 1.9%
Quasi-Sovereign Bonds - 1.9%
Indonesia - 0.2%
Majapahit Holding BV
7.875%, 6/29/37(a)		5,600	7,182,000

Kazakhstan - 0.5%
Intergas Finance BV
6.375%, 5/14/17(a)		8,000	8,940,480
KazMunayGas National Co.
7.00%, 5/05/20(a)		3,746	4,401,550
9.125%, 7/02/18(a)		3,812	4,907,950
11.75%, 1/23/15(a)		5,900	7,146,847

			25,396,827

Philippines - 0.0%
Power Sector Assets & Liabilities Management Corp.
7.25%, 5/27/19(a)		950	1,216,000

Russia - 0.8%
Russian Agricultural Bank OJSC Via RSHB Capital SA
6.299%, 5/15/17(a)		17,519	19,124,617

	Principal Amount (000)		U.S. $ Value
7.125%, 1/14/14(a)	U.S.$	4,785	$5,077,220
7.75%, 5/29/18(a)		11,479	13,473,476

			37,675,313

Trinidad & Tobago - 0.1%
Petroleum Co. of Trinidad & Tobago Ltd.
9.75%, 8/14/19(a)		3,650	4,553,375

Ukraine - 0.2%
National JSC Naftogaz of Ukraine
9.50%, 9/30/14		5,978	5,933,165
Ukreximbank Via Biz Finance PLC
8.375%, 4/27/15(a)		1,620	1,500,525

			7,433,690

United States - 0.1%
Citgo Petroleum Corp.
11.50%, 7/01/17(a)		4,527	5,138,145

Total Quasi-Sovereigns (cost $72,807,985)			88,595,350

BANK LOANS - 1.9%
Industrial - 1.6%
Basic - 0.1%
NewPage Corporation
8.00%, 3/08/13(c)		5,700	5,753,466

Capital Goods - 0.0%
Anchor Glass Container Corporation
6.00%, 3/02/16(c)		513	512,178

Communications - Media - 0.1%
Cengage Learning Acquisitions, Inc. (Thomson Learning)
2.50%, 7/03/14(c)		897	816,021
Clear Channel Communications, Inc.
3.90%, 1/29/16(c)		161	121,577
Intelsat Jackson Holdings S.A. (fka Intelsat Jackson Holdings, Ltd.)
5.25%, 4/02/18(c)		2,469	2,469,367
Univision Communications, Inc.
4.50%, 3/31/17(c)		2,323	2,222,897

			5,629,862

Consumer Cyclical - Automotive - 0.3%
Allison Transmission, Inc.
2.75%, 8/07/14(c)		893	888,394
Federal-Mogul Corporation
2.18%-2.19%, 12/29/14-12/28/15(c)		1,949	1,850,615
Schaeffler AG
6.00%, 1/27/17(c)		3,600	3,607,200

	Principal Amount (000)		U.S. $ Value
TI Group Automotive Systems, L.L.C.
6.75%, 3/14/18(c)	U.S.$	6,733	$6,489,049

			12,835,258

Consumer Cyclical - Entertainment - 0.1%
ClubCorp Club Operations Inc.
6.00%, 11/30/16(c)		2,463	2,470,207
Las Vegas Sands, LLC
2.84%, 11/23/16(c)		274	269,192

			2,739,399

Consumer Cyclical - Other - 0.2%
Caesars Entertainment Operating Company, Inc. (fka Harrah’s Operating Company, Inc.)
3.25%, 1/28/15(c)		601	546,600
Harbor Freight Tools USA, Inc./Central Purchasing, LLC
5.50%, 11/14/17(c)		2,400	2,395,008
Harrah’s Las Vegas Propco, LLC
3.24%, 2/13/13(c) (m)		8,675	6,419,500
Sabre Inc.
6.00%, 9/30/17(c)		487	476,349

			9,837,457

Consumer Cyclical - Retailers - 0.0%
Burlington Coat Factory Warehouse Corporation
5.50%, 2/23/17(c)		705	703,435
Rite Aid Corporation
2.00%, 6/04/14(c)		960	939,532

			1,642,967

Consumer Non-Cyclical - 0.2%
ConvaTec Inc.
5.75%, 12/22/16(c)		1,210	1,211,262
Harlan Laboratories, Inc. (fka Harlan Sprague Dawley, Inc.)
3.75%, 7/11/14(c)		1,966	1,812,649
Immucor, Inc. (fka IVD Acquisition Corporation)
7.25%, 8/19/18(c)		4,963	4,982,648
US Foods, Inc. (aka U.S. Foodservice, Inc.)
2.75%, 7/03/14(c)		984	952,048
Wolverine World Wide, Inc.
5/01/17(m)		1,500	1,504,215

			10,462,822

Energy - 0.1%
CITGO Petroleum Corporation
9.00%, 6/24/17(c)		1,862	1,899,240

	Principal Amount (000)		U.S. $ Value
Other Industrial - 0.1%
Gavilon Group LLC, The
6.00%, 12/06/16(c)	U.S.$	338	$336,447
Kinetic Concepts, Inc.
7.00%, 5/04/18(c)		2,836	2,871,906
Metaldyne, LLC
5.25%, 5/18/17(c)		2,953	2,935,982

			6,144,335

Services - 0.1%
Advantage Sales & Marketing Inc.
5.25%, 12/18/17(c)		985	980,075
Collins & Aikman Floorcoverings, Inc. (Tandus)
2.75%, 5/08/14(c)		1,541	1,494,526
Global Cash Access, Inc.
7.00%, 3/01/16(c)		433	432,467
ServiceMaster Co. (The)
2.75%, 7/24/14(c)		17	17,388
2.75%-2.97%, 7/24/14(c)		176	174,612

			3,099,068

Technology - 0.3%
Avaya Inc.
3.22%, 10/24/14(c)		193	178,722
4.97%, 10/26/17(c)		388	336,548
Blackboard Inc.
11.50%, 4/04/19(c)		8,250	7,645,027
Eastman Kodak Company
8.50%, 7/20/13(c)		1,335	1,331,877
First Data Corporation
3.00%, 9/24/14(c)		651	631,663
Smart Modular Technologies (Global), Inc.
8.25%, 8/26/17(c)		4,963	3,870,750
SunGard Data Systems, Inc. (Solar Capital Corp.)
3.87%-4.09%, 2/28/16(c)		250	250,064
Syniverse Holdings, Inc.
5.00%, 4/23/19(c)		1,000	996,250

			15,240,901

			75,796,953

Financial Institutions - 0.2%
Finance - 0.2%
iStar Financial, Inc.
5.25%, 3/19/16(c)		5,063	5,064,916
7.00%, 6/30/14(c)		4,800	4,789,728

			9,854,644

	Principal Amount (000)		U.S. $ Value
Insurance - 0.0%
Asurion, LLC (fka Asurion Corporation)
5.50%, 5/24/18(c)	U.S.$	943	$940,041

			10,794,685

Utility - 0.1%
Electric - 0.1%
Texas Competitive Electric Holdings Company, LLC (TXU)
3.75%, 10/10/14(c)		1,632	1,135,657

Other Utility - 0.0%
Willbros United States Holdings, Inc.
9.50%, 6/30/14(c)		861	861,141

			1,996,798

Total Bank Loans (cost $89,877,666)			88,588,436

EMERGING MARKETS - TREASURIES - 1.7%
Dominican Republic - 0.2%
Dominican Republic International Bond
16.00%, 7/10/20(a)	DOP	445,200	11,501,830

Hungary - 0.3%
Hungary Government Bond
Series 14/C
5.50%, 2/12/14	HUF	1,175,500	5,012,007
Series 15/A
8.00%, 2/12/15		509,090	2,258,768
Series 16/C
5.50%, 2/12/16		1,131,580	4,673,445

			11,944,220

Indonesia - 0.2%
Indonesia Recap Linked Note
9.50%, 5/17/41	IDR	68,280,000	9,745,320

Philippines - 0.2%
Republic of Philippines
6.25%, 1/14/36	PHP	280,000	7,598,132

Russia - 0.1%
Russia - Recap Linked Note
7.50%, 3/15/18	RUB	232,655	7,173,222

Turkey - 0.7%
Turkey Government Bond
9.00%, 1/27/16	TRY	56,046	32,272,017

Total Emerging Markets - Treasuries (cost $78,494,716)			80,234,741

GOVERNMENTS - SOVEREIGN BONDS - 1.5%
Brazil - 0.1%
Republic of Brazil
8.25%, 1/20/34	U.S.$	2,022	3,390,894

	Principal Amount (000)		U.S. $ Value
Colombia - 0.3%
Republic of Colombia	U.S.$	10,130	$15,635,150

7.375%, 3/18/19-9/18/37
Croatia - 0.2%
Republic of Croatia
6.625%, 7/14/20(a)		5,350	5,510,500
6.75%, 11/05/19(a)		3,280	3,444,000

			8,954,500

Indonesia - 0.1%
Republic of Indonesia
8.50%, 10/12/35(a)		1,645	2,562,088

Lithuania - 0.3%
Republic of Lithuania
6.625%, 2/01/22(a)		5,104	6,055,896
6.75%, 1/15/15(a)		3,815	4,158,350
7.375%, 2/11/20(a)		2,202	2,691,945

			12,906,191

Panama - 0.2%
Republic of Panama
6.70%, 1/26/36		1,317	1,864,872
8.875%, 9/30/27		2,709	4,361,490
9.375%, 4/01/29		2,946	4,978,740

			11,205,102

Peru - 0.1%
Republic of Peru
8.75%, 11/21/33		2,738	4,757,275

Uruguay - 0.2%
Republica Orient Uruguay
6.875%, 9/28/25		4,272	5,895,360
7.625%, 3/21/36		550	847,000
7.875%, 1/15/33(e)		1,377	2,124,684

			8,867,044

Total Governments - Sovereign Bonds (cost $51,057,167)			68,278,244

	Shares
PREFERRED STOCKS - 1.1%
Financial Institutions - 0.9%
Banking - 0.6%
Banner Corp.
5.00%		1,600	1,500,000
Capital One Capital II
7.50%		130,000	3,326,700
Citigroup Capital XIII
7.875% (i)		144,000	3,944,160
Royal Bank of Scotland Group PLC
6.40%		360,000	6,962,400

Company	Shares		U.S. $ Value
Santander Finance Preferred SA Unipersonal
6.80%		67,000	$1,581,200
US Bancorp
6.50%		270,000	7,832,700
Zions Bancorporation
9.50%		196,500	5,217,075

			30,364,235

Finance - 0.1%
Brandywine Realty Trust
6.90%		97,325	2,500,279

Insurance - 0.1%
Hartford Financial Services Group, Inc.
7.875%		170,000	4,675,000
XLIT Ltd.
3.575% (c)		1,750	1,253,985

			5,928,985

REITS - 0.1%
Health Care REIT, Inc.
6.50%		116,925	3,151,129
Sovereign Real Estate Investment Trust
12.00% (a)		501	561,345

			3,712,474

			42,505,973

Industrial - 0.2%
Communications - Telecommunications - 0.2%
Centaur Funding Corp.
9.08% (a)		6,280	7,478,004

Non Corporate Sectors - 0.0%
Agencies - Government Sponsored - 0.0%
Federal Home Loan Mortgage Corp.
Series Z
8.375%		11,250	22,500
Federal National Mortgage Association
8.25% (g)		51,350	95,511

			118,011

Total Preferred Stocks (cost $47,280,259)			50,101,988

	Principal Amount (000)
ASSET-BACKED SECURITIES - 0.5%
Home Equity Loans - Fixed Rate - 0.3%
Countrywide Asset-Backed Certificates
Series 2005-7, Class AF5W
5.054%, 10/25/35	U.S.$	2,108	1,332,714
Series 2006-1, Class AF6
5.526%, 7/25/36		2,497	2,087,028
Series 2006-15, Class A6
5.826%, 10/25/46		2,182	1,670,439

	Principal Amount (000)		U.S. $ Value
CSAB Mortgage Backed Trust
Series 2006-2, Class A6A
5.72%, 9/25/36	U.S.$	1,785	$1,180,871
GSAA Home Equity Trust
Series 2005-12, Class AF5
5.659%, 9/25/35		2,300	1,857,903
Series 2006-10, Class AF3
5.985%, 6/25/36		2,288	1,319,574
Lehman XS Trust
Series 2006-17, Class WF32
5.55%, 11/25/36		3,400	2,812,351
Series 2007-6, Class 3A5
5.72%, 5/25/37		1,188	878,322
Morgan Stanley Mortgage Loan Trust
Series 2006-15XS, Class A3
5.988%, 11/25/36		2,186	1,153,972
Series 2007-8XS, Class A2
6.00%, 4/25/37		2,044	1,290,224

			15,583,398

Home Equity Loans - Floating Rate - 0.2%
Credit-Based Asset Servicing and Securitization LLC
Series 2007-CB2, Class A2C
5.623%, 2/25/37(c)		4,700	2,761,070
Series 2007-CB3, Class A3
5.007%, 3/25/37(c)		2,113	885,066
GSAA Trust
Series 2006-6, Class AF4
5.508%, 3/25/36(c)		1,772	953,159
Series 2006-6, Class AF5
5.508%, 3/25/36(c)		1,329	719,816
HSBC Asset Loan Obligation
Series 2007-WF1, Class A3
5.73%, 12/25/36(c)		3,504	1,539,637
JP Morgan Mortgage Acquisition Corp.
Series 2007-CH2, Class AF3
5.404%, 1/25/37(c)		1,750	1,022,055

			7,880,803

Total Asset-Backed Securities (cost $24,851,788)			23,464,201

GOVERNMENTS - SOVEREIGN AGENCIES - 0.4%
Norway - 0.1%
Eksportfinans ASA
2.00%, 9/15/15		356	319,510
2.375%, 5/25/16		4,218	3,764,565

			4,084,075

Spain - 0.1%
Instituto de Credito Oficial
4.53%, 3/17/16	CAD	2,700	2,257,031

	Principal Amount (000)		U.S. $ Value
United Arab Emirates - 0.2%
Dubai Holding Commercial Operations MTN Ltd.
6.00%, 2/01/17	GBP	7,650	$10,584,751

Total Governments - Sovereign Agencies (cost $16,681,503)			16,925,857

LOCAL GOVERNMENTS - MUNICIPAL BONDS - 0.2%
United States - 0.2%
California GO
7.60%, 11/01/40	U.S.$	1,200	1,622,580
7.625%, 3/01/40		1,250	1,677,687
7.95%, 3/01/36		2,235	2,678,625
Illinois GO
7.35%, 7/01/35		4,120	4,952,570

Total Local Governments - Municipal Bonds (cost $8,868,214)			10,931,462

SUPRANATIONALS - 0.2%
Eurasian Development Bank
7.375%, 9/29/14(a)		1,760	1,927,200
European Investment Bank
Zero Coupon, 4/24/13(a)	IDR	82,770,270	8,264,784

Total Supranationals (cost $10,640,063)			10,191,984

LOCAL GOVERNMENTS - REGIONAL BONDS - 0.2%
Argentina - 0.1%
Provincia de Cordoba
12.375%, 8/17/17(a)	U.S.$	4,226	2,937,070

Colombia - 0.1%
Bogota Distrito Capital
9.75%, 7/26/28(a)	COP	6,665,000	5,252,597

Total Local Governments - Regional Bonds (cost $7,043,080)			8,189,667

	Contracts
OPTIONS PURCHASED - PUTS - 0.1%
Options on Funds and Investment Trusts - 0.1%
SPDR S&P 500 ETF Trust
Expiration: Aug 2012, Exercise Price: $ 134.00 (g) (n)		7,024	614,600
SPDR S&P 500 ETF Trust
Expiration: Aug 2012, Exercise Price: $ 133.00 (g) (n)		6,520	449,880
SPDR S&P 500 ETF Trust
Expiration: Sep 2012, Exercise Price: $ 135.00 (g) (n)		6,428	1,790,198
SPDR S&P 500 ETF Trust
Expiration: Sep 2012, Exercise Price: $ 132.00 (g) (n)		4,055	790,725

Company	Contracts		U.S. $ Value
SPDR S&P 500 ETF Trust
Expiration: Oct 2012, Exercise Price: $ 132.00 (g) (n)		3,596	$1,044,638
SPDR S&P 500 ETF Trust
Expiration: Nov 2012, Exercise Price: $ 137.00 (g) (n)		2,413	1,330,987

			6,021,028

Options on Forward Contracts - 0.0%
CNY/USD
Expiration: Aug 2012, Exercise Price: CNY 7.00 (g) (o)		1,553,000,000	244

Total Options Purchased - Puts (cost $17,030,885)			6,021,272

Principal Amount (000)
INFLATION-LINKED SECURITIES - 0.1%
Uruguay - 0.1%
Republica Orient Uruguay
3.70%, 6/26/37 (cost $2,565,619)	UYU	59,567	2,978,331

Shares
COMMON STOCKS - 0.0%
American Media Operations, Inc.(f) (h)		15,926	127,408
American Media, Inc.(h) (l)		10,382	0
AOT Bedding Super Holdings, LLC(f) (h)		43	0
Fairpoint Communications, Inc.(g)		3,825	23,371
Gallery Capital SA(h) (p)		202	262,600
Greektown Superholdings, Inc.(f) (g) (h)		541	32,460
Keystone Automotive Operations, Inc.(f) (g) (h)		41,929	503,149
Magnachip Semiconductor(f) (g) (h)		300	3,054
Merisant Co.(f) (g) (h)		999	0
Neenah Enterprises, Inc.(f) (g) (h)		49,578	322,257
U.S. Shipping Corp.(f) (h)		27,473	0

Total Common Stocks (cost $2,564,201)			1,274,299

WARRANTS - 0.0%
Alion Science And Technology Corp., expiring 11/01/14(g) (h) (l)		1,050	0
Fairpoint Communications, Inc., expiring 1/24/18(f) (g) (h)		6,521	0
Ipayment Holdings, Inc., expiring 11/15/18(g)		2,952	0
Magnachip Semiconductor, expiring 12/31/49(f) (g) (h)		12,000	0

Company	Shares		U.S. $ Value
Talon Equity Co. NV, expiring 11/24/15(f) (g) (h)		877	$0

Total Warrants (cost $6)			0

SHORT-TERM INVESTMENTS - 18.4%
Investment Companies - 18.3%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.15%(q) (cost $856,525,199)		856,525,199	856,525,199

	Principal Amount (000)
Governments - Sovereign Bonds - 0.1%
Brazil - 0.1%
Brazil Recap Linked Note
Zero Coupon, 3/01/13 (cost $7,640,854)	BRL	13,075	6,607,048

Total Short-Term Investments (cost $864,166,053)			863,132,247

Total Investments - 104.1% (cost $4,714,589,980)(r)			4,864,711,545
Other assets less liabilities - (4.1)%(s)			(193,485,981)

Net Assets - 100.0%			$4,671,225,564

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at July 31, 2012	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Barclays Capital Inc.:
Euro settling 8/03/12	3,174	$3,987,346	$3,904,858	$(82,488)
Brown Brothers Harriman & Co.:
Euro settling 8/03/12	1,929	2,374,326	2,373,712	(614)
Citibank NA:
Euro settling 8/03/12	3,818	4,659,474	4,698,257	38,783
Turkish Lira settling 9/06/12	10,835	5,963,619	5,999,783	36,164
Goldman Sachs International:
Brazilian Real settling 8/02/12(1)	77,826	37,965,726	37,978,695	12,969
Russian Ruble settling 8/17/12(1)	310,338	9,431,607	9,607,458	175,851
HSBC Bank:
South African Rand settling 8/31/12	185,756	22,417,284	22,347,826	(69,458)
Royal Bank of Scotland PLC:
Euro settling 8/03/12	148,300	182,175,589	182,470,614	295,025
Turkish Lira settling 9/06/12	34,862	19,158,326	19,304,994	146,668
Standard Chartered Bank:
Euro settling 8/03/12	3,461	4,317,959	4,257,907	(60,052)
UBS Securities LLC:
Brazilian Real settling 8/02/12(1)	77,826	38,546,776	37,978,695	(568,081)
South African Rand settling 8/31/12	39,020	4,707,412	4,694,356	(13,056)

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at July 31, 2012	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Barclays Capital Inc.:
Canadian Dollar settling 8/10/12	8,719	$8,485,092	$8,693,055	$(207,963)
Great British Pound settling 8/03/12	29,522	46,337,990	46,286,484	51,506
Brown Brothers Harriman & Co.:
Euro settling 8/03/12	3,461	4,266,919	4,257,920	8,999
Citibank NA:
Euro settling 8/03/12	8,718	10,540,370	10,727,124	(186,754)
Hungarian Forint settling 9/06/12	2,390,120	10,216,983	10,381,917	(164,934)
Credit Suisse First Boston:
Australian Dollar settling 8/29/12	4,643	4,755,400	4,866,100	(110,700)
Colombian Peso settling 8/23/12(1)	14,654,708	8,113,513	8,145,725	(32,212)
Goldman Sachs International:
Brazilian Real settling 8/02/12(1)	77,826	37,218,594	37,978,695	(760,101)
Euro settling 10/17/12	530	646,232	653,288	(7,056)
Turkish Lira settling 9/06/12	61,552	33,521,043	34,084,313	(563,270)
Royal Bank of Scotland PLC:
Euro settling 10/17/12	123,228	151,321,190	151,766,888	(445,698)
Standard Chartered Bank:
Indonesian Rupiah settling 9/07/12	234,647,570	24,542,158	24,788,461	(246,303)
Japanese Yen settling 8/08/12	3,197,938	40,288,471	40,935,578	(647,107)
UBS Securities LLC:
Brazilian Real settling 8/02/12(1)	77,826	37,965,726	37,978,695	(12,969)
Brazilian Real settling 9/05/12(1)	77,826	38,312,424	37,732,455	579,969
Euro settling 8/03/12	158,726	200,773,137	195,298,953	5,474,184

				$2,641,302

(1)	Contract represents non-deliverable forward where payment is received from or paid to a counterparty based on the net realized gain/loss on settlement date.

CREDIT DEFAULT SWAPTIONS WRITTEN

Description	Counter- party	Buy/Sell Protection	Strike Rate	Expiration Date	Notional Amount (000)	Premiums Received	Market Value
Put - CDX NAHY 18 5 Year Index	Bank of America NA	Sell	0.94%	8/15/12	$122,000	$3,188,592	$(138,185)
Put - CDX NAHY 18 5 Year Index	Bank of America NA	Sell	0.94	8/15/12	67,800	1,443,123	(76,794)
Put - CDX NAHY 18 5 Year Index	Bank of America NA	Sell	0.94	9/19/12	119,400	4,776,000	(1,174,777)
Put - CDX NAHY 18 5 Year Index	Bank of America NA	Sell	0.93	9/19/12	82,000	2,735,766	(444,020)
Put - CDX NAHY 18 5 Year Index	Bank of America NA	Sell	0.96	11/21/12	46,600	1,213,324	(1,213,324)
Put - CDX NAHY 18 5 Year Index	Morgan Stanley Capital Services, Inc.	Sell	0.95	10/17/12	66,800	1,620,234	(1,065,985)
Put - CDX NAHY 18 5 Year Index	UBS AG	Sell	0.94	8/15/12	59,400	1,264,329	(67,280)

							$(4,180,365)

INTEREST RATE SWAP CONTRACTS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Bank of America NA	$23,380	7/5/22	1.74%	3 Month LIBOR	$(304,188)
Citibank NA	111,140	6/11/22	1.83%	3 Month LIBOR	(2,599,662)
Morgan Stanley Capital Services, Inc.	205,300	2/17/22	2.01%	3 Month LIBOR	(9,594,032)

					$(12,497,882)

CREDIT DEFAULT SWAP CONTRACTS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at July 31, 2012	Notional Amount (000)			Market Value	Upfront Premiums (Paid) Received	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Bank of America NA:
Fiat SpA,
6.625% 2/15/13, 3/20/17*	(5.00)%	7.89%		EUR	3,240	$397,292	$(336,016)	$61,276
Barclays Bank PLC:
Liz Claiborne Inc.,
5% 7/8/13, 12/20/13*	(5.00)	0.98	$		1,090	(65,564)	(15,380)	(80,944)
Nokia OYJ,
6.750% 2/04/19, 9/20/14*	(5.00)	8.07			15,000	807,370	(1,290,514)	(483,144)
The McClatchy Co.,
5.75% 9/1/17, 12/20/13*	(5.00)	4.03			1,090	(11,993)	(28,837)	(40,830)
Citibank, NA:
Venezuela Government International Bond,
9.25% 9/15/27, 3/20/16*	(5.00)	8.82			24,500	2,585,229	(4,487,680)	(1,902,451)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at July 31, 2012	Notional Amount (000)	Market Value	Upfront Premiums (Paid) Received	Unrealized Appreciation/ (Depreciation)
Deutsche Bank:
Ally Financial, Inc.,
7.500% 9/15/20, 6/20/17*	(5.00)%	3.56%	$4,500	$(305,907)	$223,361	$(82,546)
Goldman Sachs Bank USA:
CDX-NAHY-11 5 Year Index, 12/20/13*	—	91.83	2,791	1,803,297	(1,101,415)	701,882
JPMorgan Chase Bank NA:
MBIA, Inc.,
6.625% 10/1/28, 12/20/13*	(5.00)	10.84	2,180	143,295	(161,344)	(18,049)
Sale Contracts
Bank of America NA:
Amkor Technology, Inc.,
7.375%, 5/01/18, 6/20/17*	5.00	6.15	4,250	(179,021)	153,422	(25,599)
Boyd Gaming Corp.,
6.75% 4/15/14, 3/20/16*	5.00	8.92	4,500	(508,111)	258,781	(249,330)
CDX-NAHY-17 5 Year Index, 12/20/16*	5.00	5.55	30,240	(428,400)	3,023,133	2,594,733
CDX-NAHY-17 5 Year Index, 12/20/16*	5.00	5.55	33,600	(476,000)	2,037,936	1,561,936
HCA, Inc.,
6.375% 1/15/15, 6/20/17*	5.00	4.50	6,000	154,676	(54,795)	99,881
Sanmina-SCI Corp.,
8.125% 3/01/16, 6/20/17*	5.00	5.55	5,990	(105,069)	332,714	227,645
Barclays Bank PLC:
AK Steel Corp.,
7.625%, 5/15/20, 6/20/17*	5.00	11.34	5,150	(1,058,771)	632,640	(426,131)
Alcatel-Lucent USA Inc.,
6.50% 1/15/28, 6/20/16*	5.00	16.21	5,000	(1,370,559)	(237,204)	(1,607,763)
Cablevision Systems Corp.,
8% 4/15/12, 3/20/16*	5.00	3.96	3,000	114,355	(253,677)	(139,322)
CDX-NAHY-17 5 Year Index, 12/20/16*	5.00	5.55	31,680	(448,800)	2,491,372	2,042,572

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at July 31, 2012	Notional Amount (000)	Market Value	Upfront Premiums (Paid) Received	Unrealized Appreciation/ (Depreciation)
CDX-NAIG-15 5 Year Index, 12/20/15*	1.00%	4.20%	$3,000	$(258,938)	$300,774	$41,836
Community Health Systems,
8.875% 7/15/15, 6/20/16*	5.00	4.64	4,650	74,611	129,365	203,976
Community Health Systems, Inc.,
8.875%, 7/15/15, 6/20/17*	5.00	5.45	4,150	(60,360)	259,430	199,070
Freescale Semiconductor, Inc.,
8.05% 2/01/20, 6/20/17*	5.00	8.46	3,990	(501,506)	328,859	(172,647)
Freescale Semiconductor Inc.,
8.875% 12/15/14, 6/20/16*	5.00	7.68	5,000	(424,323)	117,040	(307,283)
Health Management Associates, Inc.,
6.125%, 4/15/16, 6/20/17*	5.00	4.82	5,950	70,516	34,889	105,405
Levi Strauss & Co.,
8.875% 4/01/16, 3/20/16*	5.00	4.58	1,500	25,381	(45,015)	(19,634)
Nokia OYJ,
6.750% 2/04/19, 9/20/17*	5.00	10.06	9,390	(1,647,876)	1,750,526	102,650
NXP BV/NXP Funding LLC,
8.625% 10/15/15, 3/20/16*	5.00	4.68	3,010	40,411	(151,505)	(111,094)
Virgin Media Finance PLC,
9.50%, 8/15/16, 6/20/17*	5.00	3.57	4,000	269,993	(56,024)	213,969
Virgin Media Finance PLC,
9.50%, 8/15/16, 6/20/17*	5.00	3.57	4,500	303,743	(127,463)	176,280
Citibank NA:
Amkor Technology, Inc.,
7.375%, 5/01/18, 6/20/17*	5.00	6.15	4,150	(174,809)	329,278	154,469

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at July 31, 2012	Notional Amount (000)	Market Value	Upfront Premiums (Paid) Received	Unrealized Appreciation/ (Depreciation)
CDX-NAHY-17 5 Year Index, 12/20/16*	5.00%	5.55%	$124,800	$(1,768,000)	$12,692,839	$10,924,839
Ford Motor Co.,
6.5% 8/01/18, 6/20/16*	5.00	2.64	6,200	564,258	(507,754)	56,504
Ford Motor Co.,
6.5% 8/01/18, 6/20/17*	5.00	2.98	6,000	571,214	(506,458)	64,756
Goodyear Tire & Rubber Co.,
7% 3/15/28, 3/20/16*	5.00	5.53	2,000	(29,917)	(42,014)	(71,931)
New Albertsons, Inc.,
8.000% 5/01/31, 9/20/14*	5.00	16.36	5,800	(1,073,572)	1,178,438	104,866
Credit Suisse International:
CDX-NAHY- 15 5 Year Index, 12/20/15*	5.00	5.09	15,675	(641,926)	1,364,661	722,735
CDX-NAHY- 15 5 Year Index, 12/20/15*	5.00	5.09	13,925	(572,194)	1,220,982	648,788
MGM Resorts International,
5.875% 2/27/14, 3/20/16*	5.00	6.53	3,000	(143,374)	83,166	(60,208)
MGM Resorts International,
7.625% 1/15/17, 6/20/13*	5.00	2.56	4,600	120,687	(75,707)	44,980
Wind Acquisition Finance S.A.,
11.00% 12/01/15, 6/20/16*	5.00	13.20	7,500	(1,655,465)	(303,362)	(1,958,827)
Goldman Sachs Bank USA:
CDX-NAHY-17 5 Year Index, 12/20/16*	5.00	5.55	31,488	(446,080)	3,236,211	2,790,131
CDX-NAHY-17 5 Year Index, 12/20/16*	5.00	5.55	33,600	(476,000)	2,386,556	1,910,556
CDX-NAHY-15 3 Year Index, 12/20/13*	5.00	20.43	26,785	(4,591,358)	3,609,629	(981,729)
CDX-NAIG-15 5 Year Index, 12/20/15*	1.00	4.20	5,600	(483,196)	619,947	136,751

Swap Counterparty & Referenced Obligation	FixedRate (Pay) Receive	ImpliedCredit Spread at July 31, 2012	Notional Amount (000)		Market Value	Upfront Premiums (Paid) Received	Unrealized Appreciation/ (Depreciation)
Chesapeake Energy Corp.,
6.625% 8/15/20, 6/20/17*	5.00%	6.93%		$5,250	$(352,148)	$362,549	$10,401
ConvaTec Healthcare E S.A.,
10.875% 12/15/18, 6/20/17*	5.00	8.31	EUR	3,870	(559,188)	761,317	202,129
KB Home,
6.25% 6/15/15, 6/20/17*	5.00	5.73		$6,000	(149,746)	625,651	475,905
Mediacom LLC,
9.125% 8/15/19, 3/20/16*	5.00	4.03		6,000	207,135	217,145	424,280
Tenet Healthcare Corp.,
6.875% 11/15/31, 9/20/16*	5.00	5.30		6,470	(33,603)	166,444	132,841
JPMorgan Chase Bank NA:
CDX-NAHY-17 5 Year Index, 12/20/16*	5.00	5.55		33,600	(476,000)	1,597,163	1,121,163
Ford Motor Co.,
6.50% 8/01/18, 6/20/2017*	5.00	2.98		4,250	404,610	(463,914)	(59,304)
Realogy Corp.,
11.500% 4/15/17, 9/20/17*	5.00	8.50		4,775	(606,705)	734,645	127,940
Realogy Corp.,
11.500% 4/15/17, 9/20/17*	5.00	8.50		6,105	(775,693)	894,294	118,601
Sabre Holdings Corp.,
6.35% 3/15/16, 6/20/16*	5.00	7.39		1,985	(148,202)	167,780	19,578
Morgan Stanley Capital Services, Inc.:
AK Steel Corp.,
7.625% 5/15/20, 3/20/16*	5.00	11.29		3,000	(515,635)	(41,629)	(557,264)
Boyd Gaming Corp.,
6.75% 4/15/14, 6/20/13*	5.00	4.00		3,100	41,814	(45,918)	(4,104)
CDX-NAHY-17 5 Year Index, 12/20/16*	5.00	5.55		32,064	(454,240)	3,261,083	2,806,843

Swap Counterparty & Referenced Obligation	FixedRate (Pay) Receive	ImpliedCredit Spread at July 31, 2012	Notional Amount (000)		Market Value	Upfront Premiums (Paid) Received	Unrealized Appreciation/ (Depreciation)
CDX-NAHY-18 5 Year Index, 6/20/17*	5.00%	5.84%		$44,550	$(1,188,000)	$1,674,422	$486,422
CDX-NAHY-18 5 Year Index, 6/20/17*	5.00	5.84%		39,600	(1,056,000)	1,486,562	430,562
NXP BV, 8.625% 10/15/15, 9/20/17*	5.00	5.78	EUR	3,720	(124,491)	260,459	135,968
UBS AG:
Goodyear Tire & Rubber Co.,
7.00%, 3/15/28, 6/20/17*	5.00	6.54		$2,000	(113,281)	165,804	52,523
Levi Strauss & Co.,
8.875%, 4/01/16, 6/20/17*	5.00	5.56		6,690	(127,650)	393,854	266,204
SLM Corp., 6.25%,
1/25/16, 6/20/17*	5.00	4.34		2,000	66,647	49,986	116,633

					$(17,821,137)	$41,281,482	$23,460,345

*	Termination date

REVERSE REPURCHASE AGREEMENTS

Broker	Principal Amount (000)	Currency	Interest Rate		Maturity	U.S. $ Value at July 31, 2012
Barclays Capital Inc.†	527	USD	(3.50	)%*	—	$524,065
Barclays Capital Inc.†	1,762	USD	(3.50	)%*	—	1,757,125
Barclays Capital Inc.†	2,839	EUR	(3.50	)%*	—	3,491,867
Barclays Capital Inc.†	1,146	USD	(3.25	)%*	—	1,140,827
Barclays Capital Inc.†	1,481	USD	(3.25	)%*	—	1,477,639
Barclays Capital Inc.†	1,576	USD	(2.50	)%*	—	1,570,279
Barclays Capital Inc.†	1,895	USD	(1.75	)%*	—	1,892,762
Barclays Capital Inc.†	1,395	USD	(1.25	)%*	—	1,395,397
Barclays Capital Inc.†	3,719	USD	(1.25	)%*	—	3,714,876
Barclays Capital Inc.†	4,644	USD	(1.25	)%*	—	4,637,176
Barclays Capital Inc.†	1,125	USD	(1.00	)%*	—	1,123,094
Barclays Capital Inc.†	3,370	USD	(1.00	)%*	—	3,366,542
Barclays Capital Inc.†	3,845	USD	(1.00	)%*	—	3,839,267
Barclays Capital Inc.†	7,542	USD	(1.00	)%*	—	7,535,340
Barclays Capital Inc.†	533	USD	(0.75	)%*	—	532,659
Barclays Capital Inc.†	953	USD	(0.75	)%*	—	951,763
Barclays Capital Inc.†	1,139	USD	(0.75	)%*	—	1,138,102
Barclays Capital Inc.†	2,842	USD	(0.75	)%*	—	2,839,040
Barclays Capital Inc.†	3,310	USD	(0.75	)%*	—	3,307,298
Barclays Capital Inc.†	788	USD	(0.50	)%*	—	787,679
Barclays Capital Inc.†	4,422	USD	(0.50	)%*	—	4,420,530
Barclays Capital Inc.†	4,906	USD	(0.35	)%*	—	4,903,913
Barclays Capital Inc.†	1,302	USD	(0.30	)%*	—	1,300,996

Broker	Principal Amount (000)	Currency	Interest Rate		Maturity	U.S. $ Value at July 31, 2012
Barclays Capital Inc.†	303	USD	(0.25	)%*	—	$303,291
Barclays Capital Inc.†	554	USD	(0.25	)%*	—	553,312
Barclays Capital Inc.†	1,059	USD	(0.25	)%*	—	1,057,993
Barclays Capital Inc.†	959	EUR	(0.25	)%*	—	1,178,786
Barclays Capital Inc.†	1,210	USD	(0.25	)%*	—	1,210,265
Barclays Capital Inc.†	1,370	USD	(0.25	)%*	—	1,369,593
Barclays Capital Inc.†	1,806	USD	(0.25	)%*	—	1,805,911
Barclays Capital Inc.†	2,516	USD	(0.25	)%*	—	2,514,894
Barclays Capital Inc.†	2,053	EUR	(0.25	)%*	—	2,525,026
Barclays Capital Inc.†	7,762	USD	(0.15	)%*	—	7,761,556
Barclays Capital Inc.†	2,863	USD	(0.13	)%*	—	2,862,891
Barclays Capital Inc.†	3,064	USD	(0.13	)%*	—	3,063,463
Barclays Capital Inc.†	1,695	USD	(0.10	)%*	—	1,694,812
Barclays Capital Inc.†	4,836	USD	0.00%		—	4,836,000
Barclays Capital Inc.†	4,886	USD	0.00%		—	4,886,175
Credit Suisse Securities†	818	USD	(1.75	)%*	—	817,485
Credit Suisse Securities†	1,505	USD	(1.50	)%*	—	1,503,120
Credit Suisse Securities†	2,108	USD	(1.13	)%*	—	2,106,617
Credit Suisse Securities†	1,552	USD	(1.01	)%*	—	1,552,000
Credit Suisse Securities†	1,542	USD	(1.00	)%*	—	1,540,765
Credit Suisse Securities†	3,438	USD	(1.00	)%*	—	3,435,169
Credit Suisse Securities†	4,363	USD	(1.00	)%*	—	4,360,811
Credit Suisse Securities†	4,120	USD	(0.75	)%*	—	4,117,810
Credit Suisse Securities†	1,808	USD	(0.50	)%*	—	1,807,349
Credit Suisse Securities†	2,764	EUR	(0.50	)%*	—	3,399,987
Credit Suisse Securities†	5,113	EUR	(0.50	)%*	—	6,289,265
Credit Suisse Securities†	8,028	USD	(0.50	)%*	—	8,026,366
Credit Suisse Securities†	783	USD	(0.25	)%*	—	782,554
Credit Suisse Securities†	1,960	USD	(0.25	)%*	—	1,959,510
Credit Suisse Securities†	4,390	USD	(0.25	)%*	—	4,389,421
Credit Suisse Securities†	1,402	USD	(0.05	)%*	—	1,401,661
Credit Suisse Securities†	3,917	USD	0.00%		—	3,917,178
Credit Suisse Securities†	5,140	USD	0.00%		—	5,139,500
Credit Suisse Securities†	7,617	USD	0.00%		—	7,616,900
Deutsche Bank†	4,225	USD	(0.38	)%*	—	4,224,736
Euroclear Bank SA†	1,313	USD	(0.50	)%*	—	1,311,115
ING Bank Amsterdam†	2,783	USD	(3.50	)%*	—	2,780,065
ING Bank Amsterdam†	2,550	USD	(1.88	)%*	—	2,546,547
ING Bank Amsterdam†	303	USD	(1.75	)%*	—	302,367
ING Bank Amsterdam†	546	USD	(1.75	)%*	—	544,364
ING Bank Amsterdam†	196	USD	(1.50	)%*	—	195,080
ING Bank Amsterdam†	218	USD	(1.50	)%*	—	217,509
ING Bank Amsterdam†	1,033	USD	(1.50	)%*	—	1,030,271
ING Bank Amsterdam†	1,176	USD	(1.50	)%*	—	1,172,637
ING Bank Amsterdam†	2,329	USD	(1.38	)%*	—	2,322,934
ING Bank Amsterdam†	2,963	USD	(1.25	)%*	—	2,962,397
ING Bank Amsterdam†	4,698	USD	(1.25	)%*	—	4,692,367
ING Bank Amsterdam†	1,083	USD	(1.00	)%*	—	1,080,846
ING Bank Amsterdam†	1,472	USD	(1.00	)%*	—	1,469,197
ING Bank Amsterdam†	1,524	USD	(1.00	)%*	—	1,521,707
ING Bank Amsterdam†	728	USD	(0.88	)%*	—	726,986
ING Bank Amsterdam†	94	USD	(0.75	)%*	—	94,023
ING Bank Amsterdam†	136	USD	(0.75	)%*	—	135,336
ING Bank Amsterdam†	312	USD	(0.75	)%*	—	312,308
ING Bank Amsterdam†	971	USD	(0.75	)%*	—	970,724
ING Bank Amsterdam†	101	USD	(0.63	)%*	—	101,247
ING Bank Amsterdam†	345	USD	(0.50	)%*	—	344,890
ING Bank Amsterdam†	1,869	USD	(0.38	)%*	—	1,868,670
ING Bank Amsterdam†	385	USD	(0.25	)%*	—	384,559
ING Bank Amsterdam†	850	USD	(0.25	)%*	—	849,581
ING Bank Amsterdam†	1,038	USD	(0.25	)%*	—	1,037,707
ING Bank Amsterdam†	1,542	USD	(0.25	)%*	—	1,542,281
ING Bank Amsterdam†	3,637	USD	0.00%		—	3,637,100
JPMorgan Chase Bank NA†	1,003	USD	(0.15	)%*	—	1,002,391
JPMorgan Chase Bank NA†	1,508	USD	(0.13	)%*	—	1,507,249

Broker	Principal Amount (000)	Currency	Interest Rate	Maturity	U.S. $ Value at July 31, 2012
JPMorgan Chase Bank NA†	1,160	USD	0.00%	—	$1,160,000
JPMorgan Chase Bank NA†	1,478	USD	0.00%	—	1,477,500
Nomura International	1,050	EUR	(0.15)%*	8/01/12	1,291,807

					$206,254,170

†	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on July 31, 2012
*	Interest payment due from counterparty.

UNFUNDED LOAN COMMITMENTS

As of July 31, 2012, the Fund had the following unfunded loan commitments of $62,250,00,000, which could be extended at the option of the borrower:

Borrower	Unfunded Loan Commitments	Cost	Value
Constellation Brands, Inc.
LIBOR, 12/30/13	$11,250,000	$—	$—
General Motors Holding, LLC Revolver
LIBOR + 2.75%, 10/27/15	8,000,000	—	(725,680)
LIN Television Corp.
LIBOR, 5/04/13	10,000,000	—	—
Peninsula Gaming LLC
LIBOR, 6/18/13	10,000,000	—	—
WaveDivision Holdings, LLC
LIBOR, 7/01/13	13,000,000	—	—
Wolverine World Wide, Inc.
LIBOR, 6/12/13	10,000,000	—	—

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2012, the aggregate market value of these securities amounted to $1,392,316,976 or 29.8% of net assets.
(b)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements. The market value of the collateral amounted to $202,761,047.
(c)	Floating Rate Security. Stated interest rate was in effect at July 31, 2012.
(d)	Security is in default and is non-income producing.
(e)	Pay-In-Kind Payments (PIK).
(f)	Illiquid security.
(g)	Non-income producing security.
(h)	Fair valued.
(i)	Variable rate coupon, rate shown as of July 31, 2012.
(j)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at July 31, 2012.
(k)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding. The aggregate market value of these securities amounted to $31,094,166.
(l)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.01% of net assets as of July 31, 2012, are considered illiquid and restricted.

Restricted Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Alion Science And Technology Corp., expiring 11/01/14	6/20/10	$6	$0	0.00%
American Media, Inc.	3/04/09	230,000	0	0.00%
European Media Capital SA
10.00%, 2/01/15	8/18/10	536,667	466,900	0.01%

(m)	This position or a portion of this position represents an unsettled loan purchase. At July 31, 2012, the market value and unrealized loss of these unsettled loan purchases amounted to $7,923,715 and $1,063,840, respectively. The coupon rate will be determined at the time of settlement and will be based upon the London-Interbank Offered Rate (“LIBOR”) plus a premium which was determined at the time of purchase.
(n)	One contract relates to 100 shares.
(o)	One contract relates to 1 share.
(p)	Restricted and illiquid security.
(q)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(r)	As of July 31, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $254,734,862 and gross unrealized depreciation of investments was $(104,613,297), resulting in net unrealized appreciation of $150,121,565.
(s)	An amount of $4,820,855 has been segregated to collateralize OTC derivatives outstanding at July 31, 2012.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CLP	-	Chilean Peso
CNY	-	Chinese Yuan Renminbi
COP	-	Colombian Peso
DOP	-	Dominican Peso
EUR	-	Euro
GBP	-	Great British Pound
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
PHP	-	Philippine Peso
RUB	-	Russian Ruble
TRY	-	Turkish Lira
UYU	-	Uruguayan Peso
ZAR	-	South African Rand

Glossary:

CDX-NAHY	-	North American High Yield Credit Default Swap Index
CDX-NAIG	-	North American Investment Grade Credit Default Swap Index
CMBS	-	Commercial Mortgage-Backed Securities
GO	-	General Obligation
MBIA	-	MBIA Insurance Corporation
OJSC	-	Open Joint Stock Company
REIT	-	Real Estate Investment Trust

COUNTRY BREAKDOWN *

July 31, 2012 (unaudited)

55.9%	United States
2.4%	Brazil
2.0%	Russia
1.9%	United Kingdom
1.4%	Luxembourg
1.1%	Canada
1.0%	Netherlands
0.9%	Turkey
0.9%	Argentina
0.8%	Cote D’Ivoire
0.8%	South Africa
0.7%	Colombia
0.7%	Switzerland
11.7%	Other
17.8%	Short-Term

100.0%	Total Investments

*	All data are as of July 31, 2012. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 0.7% or less in the following countries: Australia, Austria, Barbados, Belgium, Bermuda, Cayman Islands, Chile, China, Croatia, Czech Republic, Denmark, Dominican Republic, El Salvador, France, Gabon, Germany, Ghana, Hong Kong, Hungary, India, Indonesia, Ireland, Italy, Japan, Kazakhstan, Lithuania, Mexico, Norway, Panama, Peru, Philippines, Portugal, Serbia, Singapore, Spain, Supranational, Sweden, Trinidad & Tobago, Ukraine, United Arab Emirates, Uruguay, Venezuela and Virgin Islands (BVI).

AllianceBernstein High Income Fund

July 31, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2012:

Investments in Securities	Level 1		Level 2		Level 3		Total
Assets:
Corporates - Non-Investment Grades	$380,644		$2,261,362,015		$11,981,257		$2,273,723,916
Corporates - Investment Grades	– 0	–	381,162,146		4,377,600		385,539,746
Governments - Treasuries	– 0	–	275,287,460		– 0	–	275,287,460
Commercial Mortgage-Backed Securities	– 0	–	42,230,318		137,242,012		179,472,330
Emerging Markets - Sovereigns	– 0	–	124,306,622		45,534,973		169,841,595
Emerging Markets - Corporate Bonds	3,993,367		128,635,534		3,874,529		136,503,430
Collateralized Mortgage Obligations	– 0	–	– 0	–	125,434,989		125,434,989
Quasi-Sovereigns	– 0	–	88,595,350		– 0	–	88,595,350
Bank Loans	– 0	–	– 0	–	88,588,436		88,588,436
Emerging Markets - Treasuries	– 0	–	51,814,369		28,420,372		80,234,741
Governments - Sovereign Bonds	– 0	–	68,278,244		– 0	–	68,278,244
Preferred Stocks	36,746,483		13,355,505		– 0	–	50,101,988
Asset-Backed Securities	– 0	–	– 0	–	23,464,201		23,464,201
Governments - Sovereign Agencies	– 0	–	16,925,857		– 0	–	16,925,857
Local Governments - Municipal Bonds	– 0	–	10,931,462		– 0	–	10,931,462
Supranationals	– 0	–	1,927,200		8,264,784		10,191,984
Local Governments - Regional Bonds	– 0	–	8,189,667		– 0	–	8,189,667
Options Purchased - Puts	– 0	–	6,021,028		244		6,021,272
Inflation-Linked Securities	– 0	–	2,978,331		– 0	–	2,978,331
Common Stocks	23,371		– 0	–	1,250,928		1,274,299
Warrants	– 0	–	– 0	–	– 0	–	– 0	–
Short-Term Investments	856,525,199		– 0	–	6,607,048		863,132,247

Total Investments in Securities	897,669,064		3,482,001,108		485,041,373		4,864,711,545
Other Financial Instruments*:
Assets:
Credit Default Swaps	– 0	–	32,820,479		– 0	–	32,820,479
Forward Currency Exchange Contracts	– 0	–	6,820,118		– 0	–	6,820,118
Liabilities:
Credit Default Swaps	– 0	–	(9,360,134)		– 0	–	(9,360,134)
Interest Rate Swaps	– 0	–	(12,497,882)		– 0	–	(12,497,882)
Forward Currency Exchange Contracts	– 0	–	(4,178,816)		– 0	–	(4,178,816)
Written Options	(1,213,324)		(2,967,041)		– 0	–	(4,180,365)
Unfunded Loan Commitments	– 0	–	– 0	–	(725,680)		(725,680)

Total^	$896,455,740		$3,492,637,832		$484,315,693		$4,873,409,265

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. Other financial instruments may also include options written which are valued at market value.
^	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the beginning of the reporting period.

	Corporates - Non- Investment Grades		Corporates - Investment Grades		Commercial Mortgage-Backed Securities		Emerging Markets - Sovereigns
Balance as of 10/31/11	$6,230,841		$ – 0	–	$93,080,657		$2,091,576
Accrued discounts/ (premiums)	668,103		(8,703)		1,900,453		24,355
Realized gain (loss)	(898,753)		– 0	–	1,716,210		139,875
Change in unrealized appreciation/depreciation	(544,107)		527,503		9,626,960		10,851,317
Purchases	4,849,587		1,100,000		52,206,418		13,950,203
Sales	(2,279,008)		– 0	–	(9,444,632)		(6,068,436)
Reclassification	– 0	–	– 0	–	– 0	–	– 0	–
Transfers into level 3	8,013,594		2,758,800		– 0	–	24,546,083
Transfers out of level 3	(4,059,000)		– 0	–	(11,844,054)		– 0	–

Balance as of 7/31/12	$11,981,257		$4,377,600		$137,242,012		$45,534,973

Net change in unrealized appreciation/depreciation from investments held as of 7/31/12	$(1,527,732)		$527,503		$9,984,594		$10,581,231

	Emerging Markets - Corporate Bonds		Collateralized Mortgage Obligations		Bank Loan		Emerging Markets - Treasuries
Balance as of 10/31/11	$445,434		$104,878,738		$75,587,653		$21,110,383
Accrued discounts/ (premiums)	(75,039)		1,284,435		985,535		(26,405)
Realized gain (loss)	– 0	–	1,540,449		181,724		– 0	–
Change in unrealized appreciation/depreciation	175,181		7,409,739		(153,398)		(132,663)
Purchases	– 0	–	32,908,696		35,584,987		– 0	–
Sales	– 0	–	(22,587,068)		(23,598,065)		– 0	–
Reclassification	– 0	–	– 0	–	– 0	–	7,469,057
Transfers into level 3	3,328,953		– 0	–	– 0	–	– 0	–
Transfers out of level 3	– 0	–	– 0	–	– 0	–	– 0	–

Balance as of 7/31/12	$3,874,529		$125,434,989		$88,588,436		$28,420,372

Net change in unrealized appreciation/depreciation from investments held as of 7/31/12	$175,181		$6,388,533		$(209,216)		$(132,663)

	Governments - Sovereign Bonds		Asset-Backed Securities		Supranationals		Options Purchased - Puts
Balance as of 10/31/11	$7,469,057		$23,646,158		$8,289,650			$645,553
Accrued discounts/(premiums)	– 0	–	341,437		321,900			– 0	–
Realized gain (loss)	– 0	–	468,636		– 0	–		(587,903)
Change in unrealized appreciation/depreciation	– 0	–	1,542,600		(346,766)			(57,406)
Purchases	– 0	–	8,284		– 0	–		– 0	–
Sales	– 0	–	(2,542,914)		– 0	–		– 0	–
Reclassification	(7,469,057)		– 0	–	– 0	–		– 0	–
Transfers into level 3	– 0	–	– 0	–	– 0	–		– 0	–
Transfers out of level 3	– 0	–	– 0	–	– 0	–		– 0	–

Balance as of 7/31/12	$ – 0	–	$23,464,201		$8,264,784			$244

Net change in unrealized appreciation/depreciation from investments held as of 7/31/12	$ – 0	–	$1,598,245		$(346,766)			$(643,937)

	Common Stocks		Warrants		Short Term Investments		Written Options
Balance as of 10/31/11	$1,310,272		$569,328		$ – 0	–		$(1,098,610)
Accrued discounts/ (premiums)	– 0	–	– 0	–	(3,285)			– 0	–
Realized gain (loss)	(18,973)		– 0	–	– 0	–		2,584,370
Change in unrealized appreciation/depreciation	(40,371)		(569,328)		(1,033,806)			(1,485,760)
Purchases	2,205		– 0	–	7,644,139			– 0	–
Sales	(2,205)		– 0	–	– 0	–		– 0	–
Reclassification	– 0	–	– 0	–	– 0	–		– 0	–
Transfers into level 3	– 0	–	– 0	–	– 0	–		– 0	–
Transfers out of level 3	– 0	–	– 0	–	– 0	–		– 0	–

Balance as of 7/31/12	$1,250,928		$ – 0	–	$6,607,048		$	– 0	–

Net change in unrealized appreciation/depreciation from investments held as of 7/31/12	$(61,549)		$ – 0	–	$(1,033,806)		$	– 0	–

	Unfunded Loan Commitments		Total
Balance as of 10/31/11	$(1,544,167)		$342,712,523
Accrued discounts/ (premiums)	– 0	–	5,412,786
Realized gain (loss)	– 0	–	5,125,635
Change in unrealized appreciation/depreciation	814,320		26,584,015
Purchases	4,167		148,258,686
Sales	– 0	–	(66,522,328)
Reclassification	– 0	–	– 0	–
Transfers into level 3*	– 0	–	38,647,430
Transfers out of level 3	– 0	–	(15,903,054)

Balance as of 7/31/12	$(725,680)		$484,315,693

Net change in unrealized appreciation/depreciation from investments held as of 7/31/12	$814,320		$26,113,938

*	Transferred out of Level 2 into Level 3 due to insufficient observable inputs.

The following presents information about significant unobservable inputs related to the Fund’s material categories of Level 3 investments at July 31, 2012:

Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at 6/30/2012	Valuation Technique	Unobservable Input	Range
Commercial Mortgage-Backed Securities	$137,242,012	Discounted Cash Flow	Yield	3.63-199%
			Spread over Treasury	3.02-217.04%
Bank Loans	$88,588,437	Vendor Pricing	Composite of Quotes	$69.59-102.00
Collateralized Mortgage Obligations	$125,434,989	Discounted Cash Flow	Loss Severity	0-85%
			Constant Prepayment Rate	1-12% CPR/CPP
			Probability of Default	3-19.39% CDR
			Yield	4.26-10.76%
			Spread over Treasury	305-966%
			Delinquency Rates	0-44%

Glossary:

CDR – Constant Default Rate

CPP – Constant Percent Prepayment

CPR – Constant Prepayment Rate

Asset-Backed Securities, Commercial Mortgage-Backed Securities and Collateralized Mortgage Obligations

Within the non-Agency Mortgage Backed (RMBS and CMO) as well as the non-Credit Card or non-Auto Loan backed Asset Backed Securities, due to the relative illiquidity of these markets, the inability of the Fund to observe trading activity in the markets, and the broker quotes not being indicative to trade, the Fund has determined securities in these sectors generally warrant a Level 3 classification.

Because of the wide range of spreads and relatively low trading activity of similar securities, the Fund’s Valuation Committee engages in a regular review process of such securities which meets as often as daily, and involves (as needed) participation from the Mortgage Trading Desk, Fixed Income Research, Risk, Pricing Group, Fund Accounting and Legal. The Fund’s Pricing Group gathers prices from Pricing Direct and IDC (and other vendors as deemed appropriate over time) and from major recognized brokers who make a market in these instruments. The Fund’s trading desk reports on trading activity and engages in dialogue with the trading personnel at the brokers. This review covers the entire portfolio of securities in this sector.

Because the Fund has declared these instruments as Level 3 (due to wide spreads, low quality ratings, and relatively low trading activity), significant inputs (including Constant Prepayment Rate (“CPR”), Loss Severity, and Probability of Default) generally considered observable are deemed unobservable in these asset classes. The Fund’s Valuation Committee periodically reviews these asset classes (as a standing practice) to confirm that the status remains unchanged.

The significant unobservable inputs used in the fair value measurement of the Fund’s Collateralized Mortgage Obligation Securities are CPR, Loss Severity, and Probability of Default. On non-evaluated assets, broker quotes are used when other market information not available to produce an evaluation and are considered non-observable. Generally, a change in the assumption used for the probability of default is accompanied by a directionally similar change in the assumption used for the loss severity and a directionally opposite change in the assumption used for prepayment rates.

The significant unobservable inputs used in the fair value measurement of the Fund’s Asset Backed Securities are the spread over the public curve as well as the spreads or yields on the non-rated instruments.

Bank Loans

The significant unobservable inputs used in the fair value measurement of the Fund’s Bank Loans are the market quotes that are received by the pricing vendors.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein High Income Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	September 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	September 24, 2012

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	September 24, 2012